UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05104
Capital World Bond Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-A
| CCWAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothe
tica
l $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 52	1.00% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-C
| CCWCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 90	1.74% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional inform
at
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-E
| CCWEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 59	1.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional info
rm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-1
| CCWFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 43	0.84% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional inf
or
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-2
| FCWBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 33	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional infor
ma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-3
| FWBCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional in
for
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-T
| TWCBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 40	0.77% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional infor
m
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class A
| CWBFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.98% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional inf
or
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class C
| CWBCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.71% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional inf
orm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-1
| WBFFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 54	1.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additi
on
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-2
| BFWFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional inform
atio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-3
| WFBFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 25	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional i
nf
ormation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-1
| RCWAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 81	1.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (perc
ent
of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-2
| RCWBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 81	1.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional info
rm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-2E
| RCEBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 67	1.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of add
iti
onal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-3
| RCWCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 58	1.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional infor
ma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-4
| RCWEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 43	0.83% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional inf
orm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-5
| RCWFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 28	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional inform
at
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-5E
| RCWHX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 33	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional in
for
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-6
| RCWGX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025
. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 25	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additi
on
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-031-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class T
| TWCWX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 38	0.74% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional inform
ati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-031-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital World Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. MFGEFP2-031-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 95.13%	Principal amount (000)	Value (000)
Euros 19.73%
Agence Francaise de Developpement 2.75% 9/30/2030	EUR3,000	$3,529
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	18,460	20,127
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026) (a)	2,300	2,705
Albania (Republic of) 4.75% 2/14/2035	14,200	16,741
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	2,005	2,618
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	1,480	1,857
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (a)	575	688
Altria Group, Inc. 2.20% 6/15/2027	4,275	5,034
American Medical Systems Europe BV 1.375% 3/8/2028	940	1,080
American Medical Systems Europe BV 3.25% 3/8/2034	3,020	3,516
American Tower Corp. 0.45% 1/15/2027	125	143
Amphenol Corp. 3.125% 6/16/2032	2,105	2,464
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	675	777
Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	1,561	1,815
Arkema SA 4.80% perpetual bonds (5-year EUR-ICE Swap EURIBOR + 2.035% on 3/25/2029) (a)	1,800	2,194
AT&T, Inc. 2.05% 5/19/2032	6,250	6,812
AT&T, Inc. 3.60% 6/1/2033	2,350	2,792
AT&T, Inc. 4.30% 11/18/2034	1,450	1,794
AT&T, Inc. 3.15% 9/4/2036	965	1,073
AT&T, Inc. 2.60% 5/19/2038	685	698
Austria (Republic of) 3.45% 10/20/2030	630	779
Austria (Republic of) 0% 2/20/2031	12,975	13,298
Austria (Republic of) 0.90% 2/20/2032	1,238	1,305
Austria (Republic of) 2.90% 2/20/2034	670	791
Austria (Republic of) 0.75% 3/20/2051	80	51
Austria (Republic of) 3.80% 1/26/2062	120	147
Austria (Republic of) 0.70% 4/20/2071	200	86
Austria (Republic of) 1.50% 11/2/2086	30	17
Austria (Republic of) 2.10% 9/20/2117	50	36
Austria (Republic of) 0.85% 6/30/2120	50	19
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	6,800	8,284
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	11,800	14,763
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	5,000	6,370
Banco de Sabadell, SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (a)	5,000	6,183
Banco Santander, SA 3.25% 4/4/2026	7,200	8,532
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	1,120	1,270
Bank Nederlandse Gemeenten NV 2.75% 4/5/2029	340	407
Bank Nederlandse Gemeenten NV 3.00% 4/23/2030	410	494
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028) (a)(b)	3,140	3,466
Bank of Ireland Group PLC 1.375% 8/11/2031 (5-year EUR Mid-Swap + 1.65% on 8/11/2026) (a)	4,000	4,642
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	1,500	1,796
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	5,000	6,013
Belgium (Kingdom of), Series 112, 2.70% 10/22/2029	610	729
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	585	614
Belgium (Kingdom of), Series 105, 2.60% 10/22/2030	1,970	2,329
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	465	465
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	6,180	7,338
Belgium (Kingdom of), Series 103, 3.10% 6/22/2035	1,275	1,496
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	19,200	14,798
Belgium (Kingdom of), Series 80, 2.15% 6/22/2066	70	52
Belgium (Kingdom of), Series 93, 0.65% 6/22/2071	60	22
BlackRock, Inc. 3.75% 7/18/2035	1,980	2,382
BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027) (a)	1,500	1,754
BP Capital Markets PLC 1.231% 5/8/2031	2,200	2,338
BPCE SA 4.50% 1/13/2033	8,800	10,948
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	6,500	8,053
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (a)	24,340	28,543
Bulgaria (Republic of) 4.50% 1/27/2033	2,788	3,569
Bulgaria (Republic of) 3.50% 5/7/2034	3,960	4,717
Bulgaria (Republic of) 4.125% 5/7/2038	1,260	1,514
Caisse d’Amortissement de la Dette Sociale 0% 2/25/2028	2,400	2,669
CaixaBank, SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)	13,500	16,308

Capital World Bond Fund	1

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Citigroup, Inc. 4.113% 4/29/2036 (3-month EUR-LIBOR + 1.582% on 4/29/2035) (a)(c)	EUR3,230	$3,889
Coca-Cola Co. 3.375% 8/15/2037	1,425	1,649
Comcast Corp. 0% 9/14/2026	6,650	7,619
Comcast Corp. 0.25% 5/20/2027	6,700	7,588
Comcast Corp. 0.25% 9/14/2029	3,705	3,940
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	6,800	8,464
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	600	602
Croatia (Republic of) 3.25% 2/11/2037	7,080	8,175
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	25,900	28,632
Deutsche Telekom AG 3.25% 6/4/2035	11,572	13,470
Dow Chemical Co. (The) 1.125% 3/15/2032	1,000	1,022
Dow Chemical Co. (The) 1.875% 3/15/2040	500	433
E.ON SE 1.625% 3/29/2031	5,260	5,770
Eaton Capital Unlimited Co. 3.601% 5/21/2031	2,250	2,723
Eaton Capital Unlimited Co. 3.625% 5/9/2035	4,000	4,708
Eaton Capital Unlimited Co. 3.802% 5/21/2036	3,000	3,569
Electricite de France SA 4.25% 1/25/2032	9,400	11,604
Electricite de France SA 4.00% 5/7/2037	3,100	3,639
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	8,600	9,871
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (a)	2,600	3,019
Electricite de France SA 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.198% on 12/3/2027) (a)	800	927
Electricite de France SA 3.375% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030) (a)	600	673
Enel Finance International NV 4.00% 2/20/2031	3,270	4,024
Engie SA 3.875% 1/6/2031	6,800	8,335
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	6,070	7,095
Equinix, Inc. 0.25% 3/15/2027	3,695	4,189
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027) (a)	7,940	10,742
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029) (a)	2,850	3,613
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	1,695	2,174
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (a)	297	359
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	14,468	18,126
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	9,980	11,555
European Investment Bank 0% 1/14/2031	2,020	2,075
European Investment Bank 0.25% 1/20/2032	19,400	19,637
European Investment Bank 1.50% 6/15/2032	6,160	6,734
European Investment Bank 2.875% 1/15/2035	2,810	3,309
European Union 0% 11/4/2025	350	410
European Union 0% 3/4/2026	3,590	4,177
European Union 2.875% 12/6/2027	3,590	4,309
European Union 0% 6/2/2028	19,680	21,816
European Union 2.625% 7/4/2028	8,820	10,526
European Union 0% 10/4/2028	800	878
European Union 2.875% 10/5/2029	2,170	2,608
European Union 0% 7/4/2031	4,680	4,725
European Union 0% 7/4/2035	1,355	1,181
European Union 3.375% 10/4/2039	1,905	2,222
European Union 3.75% 10/12/2045	4,590	5,426
European Union 2.625% 2/4/2048	400	394
European Union 3.375% 10/5/2054	5,250	5,637
Evonik Industries AG 1.375% 9/2/2081 (5-year EUR Mid-Swap + 1.836% on 12/2/2026) (a)	5,000	5,719
Finland (Republic of) 2.50% 4/15/2030	290	343
Finland (Republic of) 3.00% 9/15/2034	360	426
Finland (Republic of) 3.20% 4/15/2045	140	159
Finland (Republic of) 2.95% 4/15/2055	120	125
Ford Motor Credit Co., LLC 3.622% 7/27/2028	8,850	10,438
Ford Motor Credit Co., LLC 5.125% 2/20/2029	640	789
Ford Motor Credit Co., LLC 4.445% 2/14/2030	1,200	1,437
French Republic O.A.T. 0% 2/25/2027	2,000	2,282
French Republic O.A.T. 2.75% 2/25/2029	5,280	6,308
French Republic O.A.T. 0% 11/25/2030	75,900	77,772
French Republic O.A.T. 0% 11/25/2031	1,140	1,127
French Republic O.A.T. 0% 5/25/2032	320	310
French Republic O.A.T. 2.00% 11/25/2032	14,305	15,822

2	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
French Republic O.A.T. 3.00% 5/25/2033	EUR2,585	$3,043
French Republic O.A.T. 1.25% 5/25/2034	71,360	71,836
French Republic O.A.T. 3.00% 11/25/2034	32,700	37,895
French Republic O.A.T. 1.25% 5/25/2038	490	442
French Republic O.A.T. 0.50% 5/25/2040	5,600	4,237
French Republic O.A.T. 4.50% 4/25/2041	60	78
French Republic O.A.T. 2.50% 5/25/2043	760	750
French Republic O.A.T. 0.75% 5/25/2052	2,720	1,523
French Republic O.A.T. 0.75% 5/25/2053	80	44
French Republic O.A.T. 3.25% 5/25/2055	1,130	1,151
French Republic O.A.T. 3.75% 5/25/2056	8,030	8,947
French Republic O.A.T. 1.75% 5/25/2066	150	96
French Republic O.A.T. 0.50% 5/25/2072	120	39
General Motors Financial Co., Inc. 4.00% 7/10/2030 (b)	2,200	2,660
German Government 3.25% 7/4/2042	320	392
Germany (Federal Republic of) 0% 10/9/2026	1,500	1,727
Germany (Federal Republic of) 0% 4/16/2027	5	6
Germany (Federal Republic of) 0% 11/15/2027	4,385	4,945
Germany (Federal Republic of) 2.20% 4/13/2028	1,820	2,161
Germany (Federal Republic of) 2.10% 11/15/2029	17,701	20,842
Germany (Federal Republic of) 0% 2/15/2030	127,800	136,711
Germany (Federal Republic of) 0% 8/15/2031	1,190	1,223
Germany (Federal Republic of) 0% 2/15/2032	1,950	1,973
Germany (Federal Republic of) 1.70% 8/15/2032	31,265	35,266
Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,337
Germany (Federal Republic of) 2.20% 2/15/2034	5,000	5,747
Germany (Federal Republic of) 2.50% 2/15/2035	93,710	109,494
Germany (Federal Republic of) 0% 5/15/2036	830	730
Germany (Federal Republic of) 1.00% 5/15/2038	730	692
Germany (Federal Republic of) 2.60% 5/15/2041	930	1,048
Germany (Federal Republic of) 2.50% 7/4/2044	330	362
Germany (Federal Republic of) 0% 8/15/2050	25,740	14,343
Germany (Federal Republic of) 1.80% 8/15/2053	410	369
Germany (Federal Republic of) 2.50% 8/15/2054	310	324
Greece (Hellenic Republic of) 3.875% 6/15/2028	9,760	12,036
Greece (Hellenic Republic of) 1.50% 6/18/2030	4,320	4,832
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,150	9,599
Greece (Hellenic Republic of) 4.25% 6/15/2033	190	243
Greece (Hellenic Republic of) 3.375% 6/15/2034	41,320	49,486
Greece (Hellenic Republic of) 3.625% 6/15/2035	24,870	30,111
Greece (Hellenic Republic of) 4.375% 7/18/2038	1,250	1,587
Greece (Hellenic Republic of) 4.125% 6/15/2054	5,540	6,509
Grifols SA 3.875% 10/15/2028	250	282
Grifols SA 7.50% 5/1/2030	760	939
Heineken NV 4.125% 3/23/2035	970	1,195
Honeywell International, Inc. 0.75% 3/10/2032	1,990	2,009
Honeywell International, Inc. 4.125% 11/2/2034	2,000	2,463
Honeywell International, Inc. 3.75% 3/1/2036	1,000	1,174
Hungary (Republic of), Series Y, 4.00% 7/25/2029	390	472
Hungary (Republic of), Series Y, 4.50% 6/16/2034	2,700	3,215
Hungary (Republic of), Series Y, 4.875% 3/22/2040	2,135	2,466
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	6,100	8,022
Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	4,009
Ireland (Republic of) 0.20% 5/15/2027	30	34
Ireland (Republic of) 2.60% 10/18/2034	3,840	4,413
Ireland (Republic of) 3.00% 10/18/2043	6,740	7,564
Ireland (Republic of) 1.50% 5/15/2050	1,645	1,328
Ireland (Republic of) 3.15% 10/18/2055	290	318
Italy (Republic of) 1.10% 4/1/2027	18,070	20,963
Italy (Republic of) 0.25% 3/15/2028	6,660	7,462
Italy (Republic of) 2.65% 6/15/2028	1,140	1,359
Italy (Republic of) 2.80% 12/1/2028	28,044	33,657
Italy (Republic of) 3.35% 7/1/2029	3,080	3,750
Italy (Republic of) 1.35% 4/1/2030	690	770
Italy (Republic of) 2.95% 7/1/2030	620	740
Italy (Republic of) 2.70% 10/1/2030	10,495	12,345
Italy (Republic of) 1.65% 12/1/2030	10,580	11,804
Italy (Republic of) 3.50% 2/15/2031	650	793

Capital World Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Italy (Republic of) 0.90% 4/1/2031	EUR7,310	$7,759
Italy (Republic of) 3.45% 7/15/2031	780	948
Italy (Republic of) 3.15% 11/15/2031	830	990
Italy (Republic of) 0.95% 12/1/2031	11,950	12,497
Italy (Republic of) 2.50% 12/1/2032	460	523
Italy (Republic of) 4.20% 3/1/2034	10,813	13,658
Italy (Republic of) 3.65% 8/1/2035	21,430	25,705
Italy (Republic of) 1.45% 3/1/2036	4,060	3,926
Italy (Republic of) 3.85% 10/1/2040	17,390	20,409
Italy (Republic of) 4.45% 9/1/2043	2,040	2,544
Italy (Republic of) 4.10% 4/30/2046	650	775
Italy (Republic of) 1.70% 9/1/2051	140	103
Italy (Republic of) 4.50% 10/1/2053	270	331
Italy (Republic of) 4.30% 10/1/2054	29,130	34,421
Italy (Republic of) 2.80% 3/1/2067	90	77
Italy (Republic of) 2.15% 3/1/2072	60	42
Johnson & Johnson 3.35% 2/26/2037	2,550	2,980
Johnson Controls International PLC 3.125% 12/11/2033	2,000	2,289
KfW 2.375% 4/11/2028	2,670	3,168
Linde PLC 3.00% 2/18/2033 (b)	1,000	1,163
Lithuania (Republic of) 3.50% 7/3/2031	8,610	10,485
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	438	530
Luxembourg (Grand Duchy of) 0% 9/14/2032	271	263
Magyar Export-Import Bank 6.00% 5/16/2029	3,130	3,984
McDonald’s Corp. 4.00% 3/7/2030 (b)	1,100	1,357
Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	8,086
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	4,025	4,809
Morocco (Kingdom of) 4.75% 4/2/2035	900	1,064
MPT Finance Corp. 7.00% 2/15/2032	675	816
MPT Operating Partnership, LP 0.993% 10/15/2026	225	246
Nasdaq, Inc. 4.50% 2/15/2032	3,980	5,002
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	4,635	6,157
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	8,365	9,138
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	1,190	1,349
Netherlands (Kingdom of the) 2.50% 7/15/2035	680	780
Netherlands (Kingdom of the) 3.75% 1/15/2042	150	192
Netherlands (Kingdom of the) 3.25% 1/15/2044	240	288
Netherlands (Kingdom of the) 2.75% 1/15/2047	180	199
Netherlands (Kingdom of the) 2.00% 1/15/2054	260	238
Orange 2.00% 1/15/2029	400	463
Orange 3.875% 9/11/2035	6,100	7,375
Philip Morris International, Inc. 2.75% 6/6/2029	970	1,135
Philip Morris International, Inc. 3.75% 1/15/2031	1,700	2,069
Philip Morris International, Inc. 0.80% 8/1/2031	4,800	4,907
Philippines (Republic of) 0.70% 2/3/2029	3,480	3,806
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	2,460	3,218
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	3,930	4,909
Portugal (Republic of) 2.125% 10/17/2028	1,140	1,347
Portugal (Republic of) 1.95% 6/15/2029	60	70
Portugal (Republic of) 3.875% 2/15/2030	320	403
Portugal (Republic of) 0.475% 10/18/2030	2,150	2,297
Portugal (Republic of) 2.875% 10/20/2034	1,280	1,499
Portugal (Republic of) 3.00% 6/15/2035	14,070	16,519
Portugal (Republic of) 3.50% 6/18/2038	5,340	6,414
Portugal (Republic of) 3.375% 6/15/2040	4,850	5,643
Portugal (Republic of) 3.625% 6/12/2054	350	397
Prologis Euro Finance, LLC 3.875% 1/31/2030	175	213
Prologis Euro Finance, LLC 4.625% 5/23/2033	425	539
Prologis Euro Finance, LLC 4.25% 1/31/2043	1,600	1,878
Province of Ontario 3.25% 7/3/2035	6,790	7,989
Prysmian SpA 3.875% 11/28/2031	3,000	3,607
Quebec (Province of) 0.25% 5/5/2031	5,980	6,109
Quebec (Province of) 0.50% 1/25/2032	7,700	7,802
Quebec (Province of) 3.35% 7/23/2039	12,870	14,836
Queensland Treasury Corp. 3.25% 5/21/2035	2,425	2,857
Romania 3.624% 5/26/2030	4,599	5,154
Romania 5.375% 3/22/2031	2,839	3,359
Romania 5.625% 5/30/2037	1,975	2,196

4	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Romania 5.625% 5/30/2037	EUR1,516	$1,686
Saudi Arabia (Kingdom of) 3.75% 3/5/2037	2,960	3,404
Senegal (Republic of) 5.375% 6/8/2037	16,185	11,804
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	3,340	4,024
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	4,702	5,578
Spain (Kingdom of) 0% 1/31/2027	7,212	8,244
Spain (Kingdom of) 0.80% 7/30/2027	13,890	15,972
Spain (Kingdom of) 0% 1/31/2028	2,370	2,648
Spain (Kingdom of) 2.40% 5/31/2028	710	842
Spain (Kingdom of) 1.40% 7/30/2028	43,465	50,054
Spain (Kingdom of) 1.45% 4/30/2029	10,215	11,663
Spain (Kingdom of) 2.70% 1/31/2030	1,600	1,905
Spain (Kingdom of) 1.25% 10/31/2030	1,381	1,522
Spain (Kingdom of) 0.50% 10/31/2031	478	492
Spain (Kingdom of) 0.70% 4/30/2032	2,073	2,130
Spain (Kingdom of) 3.15% 4/30/2033	9,075	10,867
Spain (Kingdom of) 3.55% 10/31/2033	26,626	32,654
Spain (Kingdom of) 3.25% 4/30/2034	4,410	5,272
Spain (Kingdom of) 3.45% 10/31/2034	1,185	1,434
Spain (Kingdom of) 1.85% 7/30/2035	130	136
Spain (Kingdom of) 3.20% 10/31/2035	12,293	14,447
Spain (Kingdom of) 3.90% 7/30/2039	3,942	4,818
Spain (Kingdom of) 3.45% 7/30/2043	1,365	1,542
Spain (Kingdom of) 2.70% 10/31/2048	5,875	5,712
Spain (Kingdom of) 1.90% 10/31/2052	2,680	2,092
Spain (Kingdom of) 4.00% 10/31/2054	1,140	1,340
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	800	920
Stryker Corp. 0.75% 3/1/2029	5,230	5,746
Stryker Corp. 1.00% 12/3/2031	2,410	2,491
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,676
T-Mobile USA, Inc. 3.85% 5/8/2036	1,400	1,660
T-Mobile USA, Inc. 3.50% 2/11/2037	1,180	1,337
T-Mobile USA, Inc. 3.80% 2/11/2045	840	917
Verallia SAS 3.875% 11/4/2032	33,900	39,829
Veralto Corp. 4.15% 9/19/2031	1,000	1,228
Verizon Communications, Inc. 1.25% 4/8/2030	6,000	6,555
Verizon Communications, Inc. 4.75% 10/31/2034	1,760	2,251
Verizon Communications, Inc. 3.75% 2/28/2036	790	932
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (a)(b)	10,345	12,558
		2,001,228

Japanese yen 8.15%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY700,000	4,835
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	1,900,000	13,106
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,000,000	13,737
Japan, Series 341, 0.30% 12/20/2025	2,274,300	15,782
Japan, Series 346, 0.10% 3/20/2027	2,907,900	19,994
Japan, Series 347, 0.10% 6/20/2027	1,000,000	6,861
Japan, Series 352, 0.10% 9/20/2028	4,711,250	31,979
Japan, Series 358, 0.10% 3/20/2030	1,035,600	6,902
Japan, Series 26, 0.005% 3/10/2031 (d)	1,326,198	9,829
Japan, Series 362, 0.10% 3/20/2031	902,700	5,946
Japan, Series 363, 0.10% 6/20/2031	500,000	3,283
Japan, Series 374, 0.80% 3/20/2034	500,000	3,329
Japan, Series 152, 1.20% 3/20/2035	9,261,650	62,988
Japan, Series 161, 0.60% 6/20/2037	1,581,700	9,688
Japan, Series 162, 0.60% 9/20/2037	2,020,000	12,300
Japan, Series 173, 0.40% 6/20/2040	2,385,650	13,127
Japan, Series 176, 0.50% 3/20/2041	741,900	4,062
Japan, Series 182, 1.10% 9/20/2042	4,065,000	23,798
Japan, Series 185, 1.10% 6/20/2043	942,700	5,438
Japan, Series 186, 1.50% 9/20/2043	6,419,100	39,498
Japan, Series 187, 1.30% 12/20/2043	523,600	3,101
Japan, Series 188, 1.60% 3/20/2044	500,000	3,105
Japan, Series 192, 2.40% 3/20/2045	43,291,600	302,820
Japan, Series 53, 0.60% 12/20/2046	6,486,800	31,322

Capital World Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Japanese yen (continued)
Japan, Series 37, 0.60% 6/20/2050	JPY5,218,850	$22,869
Japan, Series 70, 0.70% 3/20/2051	2,521,150	11,103
Japan, Series 73, 0.70% 12/20/2051	6,733,600	29,037
Japan, Series 74, 1.00% 3/20/2052	1,353,400	6,327
Japan, Series 76, 1.40% 9/20/2052	105,000	542
Japan, Series 77, 1.60% 12/20/2052	1,894,250	10,240
Japan, Series 79, 1.20% 6/20/2053	3,636,550	17,576
Japan, Series 81, 1.60% 12/20/2053	2,352,150	12,523
Japan, Series 84, 2.10% 9/20/2054	10,896,600	64,995
Japan, Series 86, 2.40% 3/20/2055	720,600	4,596
		826,638

British pounds 3.53%
Abertis Infraestructuras, SA 3.375% 11/27/2026	GBP4,500	6,053
Banco Santander, SA 5.50% 6/11/2029	7,600	10,685
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	5,900	8,222
Dexia 4.125% 7/22/2027	2,200	3,018
Electricite de France SA 5.50% 3/27/2037	6,000	7,841
Fiserv, Inc. 2.25% 7/1/2025	150	206
Ford Motor Credit Co., LLC 5.625% 10/9/2028	4,280	5,872
KfW 1.125% 7/4/2025	6,625	9,093
Landwirtschaftliche Rentenbank 4.375% 1/10/2030	600	834
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	7,000	8,360
Oesterreichische Kontrollbank Aktiengesellschaft 4.50% 10/22/2029	600	838
Quebec (Province of) 2.25% 9/15/2026	18,480	24,815
United Kingdom 3.75% 3/7/2027	4,640	6,363
United Kingdom 1.25% 7/22/2027	16,940	22,140
United Kingdom 4.25% 12/7/2027	9,590	13,350
United Kingdom 4.50% 6/7/2028	8,690	12,158
United Kingdom 1.625% 10/22/2028	20,610	26,508
United Kingdom 4.125% 7/22/2029	13,700	18,985
United Kingdom 0.875% 10/22/2029	660	803
United Kingdom 4.375% 3/7/2030	170	238
United Kingdom 0.25% 7/31/2031	15,400	16,956
United Kingdom 1.00% 1/31/2032	45,590	51,519
United Kingdom 4.25% 6/7/2032	8,900	12,326
United Kingdom 3.25% 1/31/2033	4,230	5,432
United Kingdom 4.50% 3/7/2035	1,710	2,349
United Kingdom 0.625% 7/31/2035	1,708	1,616
United Kingdom 3.75% 1/29/2038	2,320	2,889
United Kingdom 1.125% 1/31/2039	1,200	1,052
United Kingdom 4.375% 1/31/2040	780	1,012
United Kingdom 1.25% 10/22/2041	550	444
United Kingdom 4.75% 10/22/2043	470	617
United Kingdom 1.75% 1/22/2049	610	448
United Kingdom 0.625% 10/22/2050	260	131
United Kingdom 1.25% 7/31/2051	24,790	14,884
United Kingdom 1.50% 7/31/2053	440	274
United Kingdom 3.75% 10/22/2053	3,090	3,294
United Kingdom 4.375% 7/31/2054	31,150	37,050
United Kingdom 5.375% 1/31/2056	100	139
United Kingdom 1.75% 7/22/2057	410	263
United Kingdom 0.50% 10/22/2061	210	75
United Kingdom 4.00% 10/22/2063	300	328
United Kingdom 2.50% 7/22/2065	22,070	16,807
United Kingdom 3.50% 7/22/2068	170	167
United Kingdom 1.625% 10/22/2071	200	111
United Kingdom 1.125% 10/22/2073	90	40
Vodafone Group PLC 5.625% 12/4/2025	540	744
Volkswagen International Finance NV 3.375% 11/16/2026	700	943
		358,292

6	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Brazilian reais 2.71%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL2,865	$500
Brazil (Federative Republic of) 10.00% 1/1/2029	226,300	38,238
Brazil (Federative Republic of) 0% 1/1/2030	34,000	3,564
Brazil (Federative Republic of) 10.00% 1/1/2031	769,985	124,431
Brazil (Federative Republic of) 10.00% 1/1/2033	20,000	3,132
Brazil (Federative Republic of) 10.00% 1/1/2035	475,700	72,270
Brazil (Federative Republic of) 6.00% 8/15/2040 (d)	12,306	2,054
Brazil (Federative Republic of) 6.00% 8/15/2050 (d)	175,608	28,745
Brazil (Federative Republic of) 6.00% 8/15/2060 (d)	12,306	1,985
		274,919

Chinese yuan renminbi 1.92%
China (People’s Republic of), Series INBK, 2.69% 8/12/2026	CNY99,400	14,084
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	420	60
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	181,000	26,050
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	75,090	11,241
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	47,600	7,114
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	233,950	32,537
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	42,140	6,409
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	36,000	5,411
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	269,110	39,367
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	39,000	5,800
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	13,170	2,515
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,939
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	52,140	9,220
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	13,010	2,258
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	1,710	266
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	198,520	27,756
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	9,380	1,346
		194,373

Australian dollars 1.83%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD20,000	11,664
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	4,849	2,964
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	36,250	23,324
Australia (Commonwealth of), Series 145, 2.75% 6/21/2035	3,026	1,764
Australia (Commonwealth of), Series 162, 1.75% 6/21/2051	884	316
New South Wales Treasury Corp. 4.75% 2/20/2035	79,650	52,334
New South Wales Treasury Corp. 4.75% 9/20/2035	29,600	19,362
New South Wales Treasury Corp. 4.25% 2/20/2036	89,113	55,354
New South Wales Treasury Corp. 5.25% 2/24/2038	28,089	18,606
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.355% 12/1/2038 (e)	450	304
		185,992

Malaysian ringgits 1.58%
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	MYR2,545	626
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	1,753	400
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	14,000	3,364
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	198,453	48,273
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	15,220	4,008
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	43,036	10,629
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	5,000	1,285
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,030	2,390
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	18,546	4,748
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	62,296	15,748
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	257,980	64,618
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	8,880	2,395
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,750	660
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	3,500	893
		160,037

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Canadian dollars 1.38%
Canada (Government) 3.00% 2/1/2027	CAD3,000	$2,217
Canada (Government) 3.50% 3/1/2028	129,139	96,884
Canada (Government) 1.50% 12/1/2031	32,390	21,696
Canada (Government) 2.75% 12/1/2048	22,100	14,179
Canada Housing Trust 2.85% 6/15/2030	2,980	2,176
Province of Newfoundland Canada 4.00% 6/2/2035	1,500	1,104
Province of Ontario 3.95% 12/2/2035	1,500	1,108
		139,364

Indian rupees 1.28%
Asian Development Bank 6.72% 2/8/2028	INR918,700	10,824
European Bank for Reconstruction and Development 5.25% 1/12/2027	516,700	5,917
European Bank for Reconstruction and Development 6.30% 10/26/2027	215,800	2,511
European Bank for Reconstruction and Development 6.75% 1/13/2032	4,439,700	52,330
European Investment Bank 6.95% 3/1/2029	378,300	4,472
European Investment Bank 7.40% 10/23/2033	1,194,200	14,678
Export-Import Bank of Korea 7.40% 2/5/2030	17,500	204
Export-Import Bank of Korea 8.10% 10/16/2030	33,100	403
India (Republic of) 7.18% 7/24/2037	104,190	1,273
India (Republic of) 7.06% 10/10/2046	231,870	2,760
India (Republic of) 7.30% 6/19/2053	495,940	5,998
India (Republic of) 7.09% 8/5/2054	50,000	589
Inter-American Development Bank 7.35% 10/6/2030	186,000	2,239
Inter-American Development Bank 7.00% 4/17/2033	702,000	8,379
International Bank for Reconstruction and Development 6.75% 9/8/2027	802,400	9,422
International Bank for Reconstruction and Development 6.85% 4/24/2028	207,000	2,443
Korea Development Bank 6.75% 7/1/2030	465,000	5,377
		129,819

South Korean won 1.27%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	21,145
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	13,008,450	9,285
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	117,729,040	95,998
South Korea (Republic of), Series 4409, 2.875% 9/10/2044	2,000,000	1,498
South Korea (Republic of), Series 6809, 2.00% 9/10/2068	2,000,000	1,235
		129,161

Mexican pesos 1.09%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,900	763
America Movil, SAB de CV, 9.50% 1/27/2031	197,610	10,567
America Movil, SAB de CV, 8.46% 12/18/2036	15,000	699
United Mexican States, Series M, 7.50% 6/3/2027	1,700	90
United Mexican States, Series M20, 8.50% 5/31/2029	65,680	3,491
United Mexican States, Series M, 7.75% 5/29/2031	52,296	2,657
United Mexican States, Series S, 2.75% 11/27/2031 (d)	30,593	1,444
United Mexican States, Series M, 7.50% 5/26/2033	35,570	1,732
United Mexican States, Series M30, 10.00% 11/20/2036	16,220	908
United Mexican States, Series M, 7.75% 11/13/2042	655,290	28,965
United Mexican States, Series M, 8.00% 11/7/2047	72,381	3,205
United Mexican States, Series M, 8.00% 7/31/2053	1,269,630	55,692
		110,213

Danish kroner 0.58%
Denmark (Kingdom of) 2.25% 11/15/2033	DKK1,650	258
Denmark (Kingdom of) 4.50% 11/15/2039	830	158
Denmark (Kingdom of) 0.25% 11/15/2052	590	49
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037 (f)	13,185	1,993
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (f)	83,261	11,879
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (f)	207,607	26,919
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047 (f)	6,663	980

8	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Danish kroner (continued)
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (f)	DKK48,480	$5,985
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053 (f)	67,769	8,348
Realkredit Danmark AS 1.00% 10/1/2053 (f)	18,505	2,280
		58,849

Norwegian kroner 0.55%
Norway (Kingdom of) 3.625% 4/13/2034	NOK222,720	21,827
Norway (Kingdom of) 3.75% 6/12/2035	345,120	34,089
		55,916

Indonesian rupiah 0.54%
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR2,386,000	147
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	23,973,000	1,484
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	170,772,000	11,475
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	40,000,000	2,514
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	89,342,000	5,878
Indonesia (Republic of), Series 104, 6.50% 7/15/2030	9,772,000	607
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	44,793,000	2,738
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	258,118,000	16,273
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	160,502,000	9,877
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	29,000	2
Indonesia (Republic of), Series 79, 8.375% 4/15/2039	43,000,000	2,992
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	16,300,000	1,017
		55,004

Polish zloty 0.22%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN26,990	6,914
Poland (Republic of), Series 0432, 1.75% 4/25/2032	6,166	1,381
Poland (Republic of), Series 1033, 6.00% 10/25/2033	44,930	13,001
Poland (Republic of), Series 1034, 5.00% 10/25/2034	5,017	1,350
		22,646

South African rand 0.21%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR11,548	642
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	16,952	916
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	63,040	3,334
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	33,145	1,621
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	277,905	10,624
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	93,820	4,259
		21,396

Czech korunas 0.14%
Czech Republic 6.00% 2/26/2026	CZK163,430	7,923
Czech Republic 0.95% 5/15/2030	32,350	1,352
Czech Republic 1.20% 3/13/2031	28,560	1,180
Czech Republic 1.75% 6/23/2032	15,900	659
Czech Republic 4.90% 4/14/2034	45,970	2,311
Czech Republic 1.95% 7/30/2037	9,140	337
		13,762

Thai baht 0.10%
Thailand (Kingdom of) 3.35% 6/17/2033	THB26,000	907
Thailand (Kingdom of) 1.585% 12/17/2035	65,000	2,004
Thailand (Kingdom of) 2.00% 6/17/2042	40,078	1,241
Thailand (Kingdom of) 3.45% 6/17/2043	79,264	2,952
Thailand (Kingdom of) 4.00% 6/17/2055	81,000	3,422
		10,526

Capital World Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colombian pesos 0.09%
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP23,267,300	$4,623
Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	121
Colombia (Republic of), Series B, 13.25% 2/9/2033	2,400,400	616
Colombia (Republic of), Series B, 7.25% 10/18/2034	7,817,400	1,401
Colombia (Republic of), Series B, 7.25% 10/26/2050	18,792,900	2,764
		9,525

Turkish lira 0.06%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY3,758	89
Turkey (Republic of) 36.00% 8/12/2026	143,370	3,521
Turkey (Republic of) 50.44% 6/16/2027 (e)	53,960	1,349
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	84,460	1,501
		6,460

Hungarian forints 0.04%
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF729,240	2,173
Hungary (Republic of), Series A, 2.00% 5/23/2029	536,150	1,350
Hungary (Republic of), Series A, 4.75% 11/24/2032	254,550	666
		4,189

Peruvian nuevos soles 0.03%
Peru (Republic of) 6.85% 8/12/2035	PEN10,274	2,987
Peru (Republic of) 7.60% 8/12/2039	1,002	301
		3,288

Egyptian pounds 0.03%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP50,725	1,045
Egypt (Arab Republic of) 24.458% 10/1/2027	94,950	1,937
		2,982

Romanian leu 0.02%
Romania 3.65% 7/28/2025	RON6,530	1,512

New Zealand dollars 0.01%
New Zealand 2.00% 5/15/2032	NZD1,350	715
New Zealand 4.50% 5/15/2035	654	397
New Zealand 4.25% 5/15/2036	30	18
New Zealand 5.00% 5/15/2054	192	113
		1,243

Kazakhstani tenge 0.01%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT500,000	927

Chilean pesos 0.01%
Chile (Republic of) 6.00% 4/1/2033	CLP520,000	573

Swedish kronor 0.00%
Sweden (Kingdom of) 2.25% 5/11/2035	SEK1,990	211
Sweden (Kingdom of) 1.375% 6/23/2071	540	37
		248

Ukrainian hryvnia 0.00%
Ukraine 15.09% 2/4/2026	UAH1,747	38
Ukraine 15.20% 4/29/2026	1,770	38
Ukraine 15.10% 6/24/2026	1,298	28
		104

10	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars 48.02%
1261229 B.C., Ltd. 10.00% 4/15/2032 (g)	USD1,280	$1,292
200 Park Funding Trust 5.74% 2/15/2055 (g)	3,000	2,962
3R Lux SARL 9.75% 2/5/2031 (g)	275	278
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (g)	167	173
AbbVie, Inc. 5.05% 3/15/2034	12,931	13,171
AbbVie, Inc. 5.40% 3/15/2054	4,500	4,379
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	3,000	2,686
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (f)(g)	703	704
Acuris Finance US, Inc. 9.00% 8/1/2029 (g)	700	718
AdaptHealth, LLC 5.125% 3/1/2030 (g)	170	162
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034 (g)	9,000	8,799
Adobe, Inc. 2.15% 2/1/2027	6,134	5,966
AEP Transmission Co., LLC 5.375% 6/15/2035	275	281
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(g)(h)(i)	3,342	3,317
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (g)	4,875	3,437
AG Issuer, LLC 6.25% 3/1/2028 (g)	762	763
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (g)	350	363
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(g)	8,388	8,654
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (e)(h)(i)	36	36
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (e)(h)(i)(j)	33	33
Albertsons Cos., Inc. 3.50% 3/15/2029 (g)	500	474
Albion Financing 1 SARL 7.00% 5/21/2030 (g)	1,025	1,049
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (e)(i)	440	449
Alibaba Group Holding, Ltd. 5.25% 5/26/2035 (g)	695	703
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	400	353
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	600	419
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	500	403
Alibaba Group Holding, Ltd. 5.625% 11/26/2054 (g)	200	196
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (e)(f)(g)	3,582	3,584
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (g)	102	108
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (g)	997	998
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (g)	788	777
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (g)	990	1,025
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (g)	425	433
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (g)	610	630
Allied Universal Holdco, LLC 4.625% 6/1/2028 (g)	550	534
Allied Universal Holdco, LLC 6.00% 6/1/2029 (g)	240	234
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (g)	200	209
Ambipar Lux SARL 10.875% 2/5/2033 (g)	200	190
Amentum Holdings, Inc. 7.25% 8/1/2032 (g)	495	510
American Airlines, Inc. 8.50% 5/15/2029 (g)	580	609
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	6,675	6,940
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (a)	2,400	2,431
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (a)	1,825	1,891
American International Group, Inc. 4.85% 5/7/2030	145	147
American International Group, Inc. 5.125% 3/27/2033	289	294
American International Group, Inc. 5.45% 5/7/2035	2,749	2,820
American International Group, Inc. 4.375% 6/30/2050	1,773	1,486
Amgen, Inc. 2.20% 2/21/2027	1,179	1,141
Amgen, Inc. 2.00% 1/15/2032	5,845	4,986
Amgen, Inc. 4.20% 3/1/2033	2,000	1,921
Amgen, Inc. 5.25% 3/2/2033	13,384	13,710
Amgen, Inc. 5.65% 3/2/2053	13,043	12,744
Amphenol Corp. 5.00% 1/15/2035	699	707
Amphenol Corp. 5.375% 11/15/2054	2,335	2,287
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (f)(g)	3,916	3,748
AmWINS Group, Inc. 6.375% 2/15/2029 (g)	230	235
AmWINS Group, Inc. 4.875% 6/30/2029 (g)	1,160	1,128
Angola (Republic of) 9.50% 11/12/2025	27,279	27,410
Angola (Republic of) 8.25% 5/9/2028	875	826
Angola (Republic of) 8.75% 4/14/2032	780	690
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	511	508
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (g)	870	764
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (g)	435	357

Capital World Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Aon Corp. 5.35% 2/28/2033	USD1,181	$1,216
Aon Corp. 3.90% 2/28/2052	1,000	742
Aon North America, Inc. 5.45% 3/1/2034	1,250	1,285
Aon North America, Inc. 5.75% 3/1/2054	1,084	1,069
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(g)	5,807	5,877
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (f)(g)	3,179	3,244
Apple, Inc. 4.75% 5/12/2035	4,315	4,351
Aramark Services, Inc. 5.00% 2/1/2028 (g)	760	758
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (g)	400	418
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (g)	1,645	1,732
Aretec Group, Inc. 7.50% 4/1/2029 (g)	1,257	1,273
Aretec Group, Inc. 10.00% 8/15/2030 (g)	612	673
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (a)	2,848	2,278
Arthur J. Gallagher & Co. 5.00% 2/15/2032	1,500	1,522
Arthur J. Gallagher & Co. 5.15% 2/15/2035	2,500	2,503
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,000	1,920
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (g)	800	762
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (g)	100	100
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (g)	160	163
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (g)	160	162
AssuredPartners, Inc. 5.625% 1/15/2029 (g)	420	419
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (e)(i)	1,196	1,200
AT&T, Inc. 2.25% 2/1/2032	3,370	2,902
AT&T, Inc. 5.40% 2/15/2034	3,577	3,681
AT&T, Inc. 4.50% 5/15/2035	1,406	1,340
AT&T, Inc. 3.50% 9/15/2053	2,147	1,454
AthenaHealth Group, Inc. 6.50% 2/15/2030 (g)	450	443
Athene Holding, Ltd. 6.625% 5/19/2055	3,000	3,094
ATI, Inc. 7.25% 8/15/2030	810	849
Avantor Funding, Inc. 3.875% 11/1/2029 (g)	810	768
Avient Corp. 6.25% 11/1/2031 (g)	110	111
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (f)(g)	11,562	11,654
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(g)	6,513	6,775
Axiata SPV2 Berhad 2.163% 8/19/2030	251	224
Axon Enterprise, Inc. 6.125% 3/15/2030 (g)	355	366
Axon Enterprise, Inc. 6.25% 3/15/2033 (g)	775	800
B&G Foods, Inc. 5.25% 9/15/2027	940	857
B&G Foods, Inc. 8.00% 9/15/2028 (g)	615	593
BAE Systems PLC 5.00% 3/26/2027 (g)	4,000	4,048
BAE Systems PLC 5.25% 3/26/2031 (g)	1,704	1,762
BAE Systems PLC 5.30% 3/26/2034 (g)	7,774	7,951
BAE Systems PLC 5.50% 3/26/2054 (g)	384	379
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)	9,880	9,198
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)(g)	290	270
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (e)(f)	1,412	1,512
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (g)	2,140	2,205
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (g)	2,310	2,297
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (a)	3	3
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (a)	9,485	9,724
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (a)(g)	350	351
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (a)	8,228	8,404
Bank5, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (f)	3,141	3,284
BAT Capital Corp. 3.215% 9/6/2026	2	2
BAT Capital Corp. 6.421% 8/2/2033	1,288	1,399
BAT Capital Corp. 5.625% 8/15/2035	27,699	28,198
BAT Capital Corp. 7.079% 8/2/2043	2,250	2,480
BAT Capital Corp. 5.65% 3/16/2052	600	560
BAT Capital Corp. 6.25% 8/15/2055	211	214
Bath & Body Works, Inc. 6.875% 11/1/2035	328	341
Bath & Body Works, Inc. 6.75% 7/1/2036	315	321
Bausch + Lomb Corp., Term Loan B, (USD-SOFR + 4.25%) 8.564% 12/18/2030 (e)(i)	363	364
Bausch Health Americas, Inc. 9.25% 4/1/2026 (g)	1,452	1,450
Bausch Health Americas, Inc. 8.50% 1/31/2027 (g)	915	872
Bausch Health Cos., Inc. 4.875% 6/1/2028 (g)	325	274
Bausch Health Cos., Inc. 11.00% 9/30/2028 (g)	500	495

12	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Baxter International, Inc. 2.539% 2/1/2032	USD7,119	$6,208
Baytex Energy Corp. 7.375% 3/15/2032 (g)	200	191
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	8,340	8,826
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (g)(j)	375	390
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.049% 10/16/2031 (e)(i)	377	379
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)	1,244	1,298
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	2,320	2,370
Biocon Biologics Global PLC 6.67% 10/9/2029 (g)	16,699	15,873
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (g)	815	806
Blackstone, Inc. 5.00% 12/6/2034	4,785	4,766
Block, Inc. 2.75% 6/1/2026	450	441
Block, Inc. 6.50% 5/15/2032	780	805
Blue Racer Midstream, LLC 7.00% 7/15/2029 (g)	80	84
Blue Racer Midstream, LLC 7.25% 7/15/2032 (g)	60	64
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (e)(f)	7,580	7,875
Boeing Co. (The) 2.75% 2/1/2026	9,126	9,023
Boeing Co. (The) 2.196% 2/4/2026	500	492
Boeing Co. (The) 2.70% 2/1/2027	525	510
Boeing Co. (The) 5.04% 5/1/2027	2,099	2,116
Boeing Co. (The) 5.15% 5/1/2030	421	429
Boeing Co. (The) 6.388% 5/1/2031	450	484
Boeing Co. (The) 6.528% 5/1/2034	2,942	3,198
Boeing Co. (The) 5.705% 5/1/2040	2,000	1,977
Boeing Co. (The) 5.805% 5/1/2050	1,765	1,694
Boeing Co. (The) 6.858% 5/1/2054	1,644	1,801
Boeing Co. (The) 5.93% 5/1/2060	2,579	2,454
Boeing Co. (The) 7.008% 5/1/2064	1,337	1,470
Boost Newco Borrower, LLC 7.50% 1/15/2031 (g)	125	133
Borr IHC, Ltd. 10.00% 11/15/2028 (g)	1,059	968
Borr IHC, Ltd. 10.375% 11/15/2030 (g)	301	267
Boston Properties, LP 2.90% 3/15/2030	406	373
Boston Properties, LP 3.25% 1/30/2031	173	159
Boston Properties, LP 2.55% 4/1/2032	881	744
Boston Properties, LP 2.45% 10/1/2033	2,737	2,189
Boston Properties, LP 6.50% 1/15/2034	1,276	1,367
Boston Properties, LP 5.75% 1/15/2035	1,555	1,566
Boyd Gaming Corp. 4.75% 6/15/2031 (g)	260	249
Boyne USA, Inc. 4.75% 5/15/2029 (g)	765	743
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(g)	7,500	7,254
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(g)	3,000	3,178
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(g)	15,000	15,760
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(g)	2,453	2,528
Braskem Netherlands Finance BV 4.50% 1/31/2030	13,160	10,209
Braskem Netherlands Finance BV 8.50% 1/12/2031	14,534	12,718
Braskem Netherlands Finance BV 8.50% 1/12/2031 (g)	3,035	2,656
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(f)(g)	2,333	2,348
Brazil (Federative Republic of) 5.50% 11/6/2030	2,320	2,328
Bristol-Myers Squibb Co. 5.20% 2/22/2034	19,789	20,275
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,800	1,757
Broadcom, Inc. 4.00% 4/15/2029 (g)	6,163	6,081
Broadcom, Inc. 4.75% 4/15/2029	1,950	1,974
Broadcom, Inc. 5.15% 11/15/2031	4,186	4,308
Broadcom, Inc. 3.469% 4/15/2034 (g)	3,875	3,463
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (g)	224	224
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (e)(i)	160	160
Brown & Brown, Inc. 4.90% 6/23/2030	2,000	2,020
Brown & Brown, Inc. 5.25% 6/23/2032	583	595
Brown & Brown, Inc. 5.55% 6/23/2035	1,338	1,365
Brown & Brown, Inc. 6.25% 6/23/2055	1,394	1,438
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (g)	9,064	9,345
Bulgaria (Republic of) 5.00% 3/5/2037	824	806
BWX Technologies, Inc. 4.125% 4/15/2029 (g)	510	492
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (e)(f)(g)	8,361	8,337
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (f)(g)	5,903	6,068
Caesars Entertainment, Inc. 4.625% 10/15/2029 (g)	425	406
Caesars Entertainment, Inc. 7.00% 2/15/2030 (g)	1,654	1,714

Capital World Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Caesars Entertainment, Inc. 6.50% 2/15/2032 (g)	USD315	$323
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(g)	7,555	7,854
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(g)	1,584	1,639
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(g)	600	659
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(g)	2,075	2,172
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(g)	3,022	3,054
California Resources Corp. 7.125% 2/1/2026 (g)	408	410
California Resources Corp. 8.25% 6/15/2029 (g)	600	616
Campbell’s Co. (The) 5.20% 3/21/2029	1,290	1,321
Campbell’s Co. (The) 4.75% 3/23/2035	795	764
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (a)	6,122	6,273
Canadian Pacific Railway Co. 4.80% 3/30/2030	3,557	3,616
Canadian Pacific Railway Co. 5.20% 3/30/2035	546	554
Canadian Pacific Railway Co. 3.00% 12/2/2041	540	393
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,683	1,107
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (g)	255	239
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (a)	2,040	2,173
Capstone Copper Corp. 6.75% 3/31/2033 (g)	150	154
Carnival Corp. 6.00% 5/1/2029 (g)	720	728
Carnival Corp. 6.125% 2/15/2033 (g)	410	420
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(f)(g)	1,158	1,165
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (e)(f)(g)	4,092	3,970
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(g)	737	731
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(g)	4,553	4,623
CCO Holdings, LLC 5.00% 2/1/2028 (g)	250	248
CCO Holdings, LLC 4.75% 3/1/2030 (g)	495	480
CCO Holdings, LLC 4.50% 8/15/2030 (g)	388	370
CCO Holdings, LLC 4.25% 2/1/2031 (g)	1,520	1,421
CCO Holdings, LLC 4.75% 2/1/2032 (g)	816	775
CCO Holdings, LLC 4.50% 5/1/2032	251	234
CCO Holdings, LLC 4.50% 6/1/2033 (g)	1,016	929
CCO Holdings, LLC 4.25% 1/15/2034 (g)	2,035	1,813
Central Garden & Pet Co. 4.125% 10/15/2030	760	718
Central Garden & Pet Co. 4.125% 4/30/2031 (g)	300	279
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(g)	3,178	3,144
Charter Communications Operating, LLC 6.65% 2/1/2034	3,257	3,489
Charter Communications Operating, LLC 4.80% 3/1/2050	2,832	2,267
Charter Communications Operating, LLC 3.70% 4/1/2051	3,693	2,462
Charter Communications Operating, LLC 3.90% 6/1/2052	5,512	3,786
Charter Communications Operating, LLC 5.25% 4/1/2053	4,662	3,963
Chevron Corp. 3.078% 5/11/2050	2,252	1,518
Chile (Republic of) 4.34% 3/7/2042	715	621
Chile (Republic of) 4.00% 1/31/2052	335	259
China Huaneng Group Co., Ltd. 5.85% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (a)	1,925	1,948
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	8,131	7,989
Chord Energy Corp. 6.75% 3/15/2033 (g)	270	276
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (g)	655	646
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (g)	300	289
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (g)	170	180
Chubb INA Holdings, LLC 5.00% 3/15/2034	5,902	6,016
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	200	200
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(f)(g)	2,814	2,784
Cisco Systems, Inc. 4.95% 2/26/2031	3,000	3,087
Cisco Systems, Inc. 5.05% 2/26/2034	2,025	2,074
Cisco Systems, Inc. 5.10% 2/24/2035	12,883	13,192
Cisco Systems, Inc. 5.30% 2/26/2054	412	400
CITGO Petroleum Corp. 8.375% 1/15/2029 (g)	285	297
Citibank, NA 4.914% 5/29/2030	1,375	1,402
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (e)(f)(g)	5,275	5,523
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(g)	8,128	8,400
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (a)	3,054	3,090
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034) (a)	4,299	4,388
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (a)	2,164	2,182
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	2,765	2,861
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (a)	2,187	2,359
Civitas Resources, Inc. 8.625% 11/1/2030 (g)	55	56

14	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Civitas Resources, Inc. 8.75% 7/1/2031 (g)	USD765	$774
Civitas Resources, Inc. 9.625% 6/15/2033 (g)	95	97
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (g)	330	333
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	200	199
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (g)	400	412
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (b)	400	295
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	400	280
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	173
Clarios Global, LP 8.50% 5/15/2027 (g)	550	553
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (g)	275	259
Clean Harbors, Inc. 6.375% 2/1/2031 (g)	319	327
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (g)	330	312
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (g)	1,069	1,040
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (g)	1,028	1,013
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (g)	38	37
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (g)	443	379
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (g)	250	241
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (g)	134	126
Cloud Software Group, Inc. 6.50% 3/31/2029 (g)	1,500	1,515
Cloud Software Group, Inc. 9.00% 9/30/2029 (g)	2,985	3,097
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (e)(i)	904	905
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (a)	450	452
CNX Resources Corp. 7.25% 3/1/2032 (g)	895	927
Coca-Cola Co. 4.65% 8/14/2034	2,231	2,244
Coca-Cola Co. 5.20% 1/14/2055	1,282	1,228
Coinbase Global, Inc. 3.375% 10/1/2028 (g)	1,200	1,126
Coinbase Global, Inc. 3.625% 10/1/2031 (g)	735	655
Colombia (Republic of) 8.50% 4/25/2035	605	629
Colombia (Republic of) 8.00% 11/14/2035	1,205	1,213
Colombia (Republic of) 7.75% 11/7/2036	1,180	1,156
Colombia (Republic of) 5.00% 6/15/2045	1,676	1,135
Colombia (Republic of) 5.20% 5/15/2049	664	447
Colombia (Republic of) 8.375% 11/7/2054	4,000	3,811
Comcast Corp. 3.95% 10/15/2025	4,395	4,388
Comcast Corp. 1.50% 2/15/2031	5,500	4,698
Comcast Corp. 5.65% 6/1/2054	1,710	1,663
CommScope Technologies, LLC 5.00% 3/15/2027 (g)	670	653
CommScope, LLC 8.25% 3/1/2027 (g)	227	226
CommScope, LLC 7.125% 7/1/2028 (g)	575	566
CommScope, LLC 9.50% 12/15/2031 (g)	350	367
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (e)(i)	620	629
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (g)	915	822
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (g)	285	241
Comstock Resources, Inc. 6.75% 3/1/2029 (g)	535	537
Comstock Resources, Inc. 5.875% 1/15/2030 (g)	340	331
Connect Finco SARL 9.00% 9/15/2029 (g)	1,705	1,716
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (e)(f)(g)	7,730	7,896
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.855% 5/25/2043 (e)(f)(g)	5,185	5,480
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (e)(f)(g)	4,266	4,309
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.405% 6/25/2043 (e)(f)(g)	1,957	2,044
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (e)(f)(g)	6,447	6,485
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (e)(f)(g)	1,750	1,771
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (e)(f)(g)	7,323	7,371
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (e)(f)(g)	4,428	4,424
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (e)(f)(g)	1,546	1,547
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (e)(f)(g)	4,008	4,013

Capital World Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (e)(f)(g)	USD2,227	$2,232
ConocoPhillips Co. 5.30% 5/15/2053	1,122	1,036
ConocoPhillips Co. 5.50% 1/15/2055	2,019	1,918
Consolidated Energy Finance SA 12.00% 2/15/2031 (g)	800	786
Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,306
Constellation Brands, Inc. 2.875% 5/1/2030	839	777
Constellation Brands, Inc. 4.80% 5/1/2030	481	485
Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,611
Constellation Brands, Inc. 4.75% 5/9/2032	813	808
Constellation Brands, Inc. 4.90% 5/1/2033	1,556	1,543
Constellation Oil Services Holding SA 9.375% 11/7/2029 (g)	780	794
Consumers Energy Co. 5.05% 5/15/2035	4,630	4,665
Corebridge Financial, Inc. 3.90% 4/5/2032	5,809	5,456
CoreLogic, Inc. 4.50% 5/1/2028 (g)	1,170	1,117
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (e)(i)	300	292
CoreWeave, Inc. 9.25% 6/1/2030 (g)	250	256
Cote d’Ivoire (Republic of) 7.625% 1/30/2033	300	297
Cote d’Ivoire (Republic of) 8.075% 4/1/2036 (g)	690	667
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (g)	490	523
Crescent Energy Finance, LLC 9.25% 2/15/2028 (g)	933	973
Crescent Energy Finance, LLC 7.625% 4/1/2032 (g)	1,005	982
Crescent Energy Finance, LLC 7.375% 1/15/2033 (g)	135	129
Crescent Energy Finance, LLC 8.375% 1/15/2034 (g)	245	245
Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,360
CSC Holdings, LLC 5.50% 4/15/2027 (g)	250	239
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (e)(i)	324	316
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (e)(i)	809	798
CSX Corp. 4.25% 3/15/2029	3,355	3,357
CSX Corp. 5.20% 11/15/2033	2,068	2,139
CSX Corp. 5.05% 6/15/2035	450	453
CSX Corp. 2.50% 5/15/2051	289	167
CVS Health Corp. 3.25% 8/15/2029	1,798	1,709
CVS Health Corp. 5.125% 2/21/2030	1,225	1,248
CVS Health Corp. 5.55% 6/1/2031	6,750	7,014
CVS Health Corp. 5.25% 2/21/2033	1,227	1,236
CVS Health Corp. 5.70% 6/1/2034	1,535	1,581
CVS Health Corp. 5.875% 6/1/2053	800	765
CVS Health Corp. 6.05% 6/1/2054	5,554	5,447
CVS Health Corp. 6.00% 6/1/2063	94	90
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (a)(g)	3,000	3,035
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (g)	6,025	5,951
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (g)	982	1,009
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (g)	775	673
Darling Ingredients, Inc. 6.00% 6/15/2030 (g)	735	745
DaVita, Inc. 3.75% 2/15/2031 (g)	375	341
DaVita, Inc. 6.875% 9/1/2032 (g)	925	959
DaVita, Inc. 6.75% 7/15/2033 (g)	485	501
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (a)	714	732
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	10,009	9,714
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (a)	1,500	1,601
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	576	539
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (a)	1,000	995
Devon Energy Corp. 5.75% 9/15/2054	2,386	2,150
Diageo Investment Corp. 5.125% 8/15/2030	1,758	1,812
Diageo Investment Corp. 5.625% 4/15/2035	513	537
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (i)(j)	32	29
Diamondback Energy, Inc. 5.55% 4/1/2035	3,866	3,910
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (g)	1,360	1,446
DIRECTV Financing, LLC 5.875% 8/15/2027 (g)	1,469	1,465
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (e)(i)	93	93
DISH Network Corp. 11.75% 11/15/2027 (g)	3,856	3,978
Dominican Republic 5.875% 1/30/2060	670	564
Dow Chemical Co. (The) 5.15% 2/15/2034	489	489
Dow Chemical Co. (The) 5.35% 3/15/2035	1,716	1,708
Dow Chemical Co. (The) 5.55% 11/30/2048	132	121
Dow Chemical Co. (The) 4.80% 5/15/2049	495	408

16	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Dow Chemical Co. (The) 3.60% 11/15/2050	USD485	$329
Dow Chemical Co. (The) 6.90% 5/15/2053	57	61
Dow Chemical Co. (The) 5.60% 2/15/2054	467	426
Dow Chemical Co. (The) 5.95% 3/15/2055	750	716
Dua Capital, Ltd. 2.78% 5/11/2031	3,500	3,198
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (g)	52	53
EchoStar Corp. 10.75% 11/30/2029	1,933	1,993
EchoStar Corp. 6.75% PIK 11/30/2030 (j)	251	229
Ecopetrol SA 8.625% 1/19/2029	8,020	8,486
Edison International 5.25% 11/15/2028	1,161	1,150
Edison International 5.45% 6/15/2029	939	929
Edison International 6.95% 11/15/2029	3,788	3,939
Edison International 6.25% 3/15/2030	7,992	8,120
Edison International 5.25% 3/15/2032	10,103	9,591
Egypt (Arab Republic of) 5.80% 9/30/2027	815	800
Egypt (Arab Republic of) 6.588% 2/21/2028	11,402	11,426
Egypt (Arab Republic of) 7.60% 3/1/2029	300	303
Egypt (Arab Republic of) 5.875% 2/16/2031	1,185	1,050
Egypt (Arab Republic of) 7.053% 1/15/2032	440	404
Egypt (Arab Republic of) 9.45% 2/4/2033 (g)	5,735	5,811
Egypt (Arab Republic of) 8.50% 1/31/2047	505	410
Egypt (Arab Republic of) 7.903% 2/21/2048	259	199
Egypt (Arab Republic of) 8.70% 3/1/2049	795	653
Egypt (Arab Republic of) 8.15% 11/20/2059	560	432
Egypt (Arab Republic of) 7.50% 2/16/2061	390	284
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(g)	2,800	3,165
Element Solutions, Inc. 3.875% 9/1/2028 (g)	650	631
Elevance Health, Inc. 5.70% 2/15/2055	1,733	1,681
Eli Lilly and Co. 5.10% 2/12/2035	3,295	3,379
Eli Lilly and Co. 5.50% 2/12/2055	1,282	1,291
Ellucian Holdings, Inc. 6.50% 12/1/2029 (g)	375	384
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (e)(i)	200	204
Embarq, LLC 7.995% 6/1/2036	625	287
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028 (g)	300	308
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (g)	525	580
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (g)	1,140	1,208
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (e)(i)	561	561
Energy Transfer, LP 5.70% 4/1/2035	1,098	1,119
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026) (a)	254	256
Enfragen Energia Sur SA 5.375% 12/30/2030	19,880	17,816
Eni SpA 5.75% 5/19/2035 (g)	1,693	1,732
Eni SpA 5.95% 5/15/2054 (g)	1,079	1,045
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (g)	800	789
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	500	493
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (g)	200	182
EOG Resources, Inc. 4.40% 7/15/2028	1,022	1,028
EOG Resources, Inc. 5.35% 1/15/2036	893	906
EOG Resources, Inc. 5.65% 12/1/2054	766	749
Equinix, Inc. 3.00% 7/15/2050	2,889	1,807
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(g)	6,146	6,243
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(g)	7,814	7,871
EquipmentShare.com, Inc. 9.00% 5/15/2028 (g)	675	714
EquipmentShare.com, Inc. 8.625% 5/15/2032 (g)	250	266
ERP Operating, LP 4.65% 9/15/2034	778	755
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (f)(g)	845	852
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (a)	300	305
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (f)	386	389
Expand Energy Corp. 5.875% 2/1/2029 (g)	302	303
Expand Energy Corp. 6.75% 4/15/2029 (g)	15	15
Export-Import Bank of India 5.50% 1/18/2033	1,000	1,037
Export-Import Bank of Thailand 5.354% 5/16/2029	8,542	8,789
Exxon Mobil Corp. 3.452% 4/15/2051	2,259	1,603
Fair Isaac Corp. 4.00% 6/15/2028 (g)	625	609
Fair Isaac Corp. 6.00% 5/15/2033 (g)	1,030	1,042
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (f)	7	7

Capital World Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (f)	USD106	$103
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (f)	440	365
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (f)	9,131	7,260
Fannie Mae Pool #BT8116 2.50% 4/1/2052 (f)	27	22
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (f)	9,218	7,328
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (f)	1,167	1,088
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (f)	906	844
Fannie Mae Pool #BV8055 4.50% 9/1/2052 (f)	21,871	20,971
Fannie Mae Pool #BV0952 4.50% 9/1/2052 (f)	1,294	1,240
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (f)	9,224	8,845
Fannie Mae Pool #BW1215 4.50% 10/1/2052 (f)	3,390	3,251
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (f)	51	50
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (f)	889	852
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (f)	14,132	13,552
Fannie Mae Pool #FS5675 4.50% 1/1/2053 (f)	41,774	40,055
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (f)	898	861
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (f)	182	183
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (f)	2,727	2,746
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (f)	5,879	6,019
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (f)	272	267
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (f)	24,832	24,422
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (f)	978	979
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	32	32
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (f)	44	45
Fannie Mae Pool #BW9637 5.00% 6/1/2053 (f)	14,895	14,673
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (f)	173	170
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	114	114
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (f)	2,767	2,720
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	428	429
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (f)	92	92
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (f)	20,846	20,896
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	3,833	3,904
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (f)	15,434	15,717
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (f)	13,355	13,376
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (f)	2,847	2,853
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (f)	13,883	14,137
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (f)	245	246
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (f)	6,328	6,544
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	2,533	2,633
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (f)	8,074	8,081
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (f)	1,676	1,677
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (f)	3,540	3,624
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (f)	1,563	1,590
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (f)	6,707	6,712
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	1,648	1,677
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (f)	18,192	18,252
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (f)	247	247
Fannie Mae Pool #DB2499 5.50% 5/1/2054 (f)	9,755	9,763
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (f)	4,182	4,211
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (f)	594	596
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (f)	3,842	3,907
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (f)	10,498	10,555
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	10,137	10,379
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (f)	6,114	6,222
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (f)	1,482	1,510
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (f)	1,329	1,363
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (f)	654	669
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (f)	1,009	1,048
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (f)	12	12
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (f)	13,440	13,463
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (f)	6,928	6,940
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (f)	6,140	6,146
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (f)	279	281
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	17,547	17,849
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (f)	10,064	10,236
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (f)	8,695	8,848
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (f)	5,549	5,653
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	3,806	3,874

18	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	USD3,740	$3,819
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	2,762	2,834
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (f)	2,104	2,159
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (f)	1,150	1,175
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (f)	1,573	1,638
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (f)	886	923
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (f)	664	691
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (f)	469	488
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (f)	270	281
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (f)	5,344	5,361
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	19,821	20,164
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (f)	5,472	5,568
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	3,674	3,762
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (f)	2,156	2,196
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	1,813	1,847
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	1,481	1,515
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (f)	1,289	1,312
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (f)	1,251	1,276
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (f)	850	864
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (f)	599	614
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (f)	474	485
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (f)	455	466
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (f)	271	275
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (f)	7,509	7,533
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (f)	4,507	4,532
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (f)	4,024	4,027
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	3,964	3,967
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (f)	3,785	3,873
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (f)	37	38
Fannie Mae Pool #DC3477 6.50% 9/1/2054 (f)	236	244
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (f)	12,324	12,088
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (f)	844	844
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (f)	361	355
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (f)	611	612
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (f)	80	81
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (f)	554	564
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (f)	26,072	26,091
Fannie Mae Pool #DC8674 5.50% 2/1/2055 (f)	1,829	1,830
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	4,292	4,364
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (f)	524	541
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (f)	4,227	4,046
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)	2,838	2,885
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (f)	4,445	4,255
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	3,856	3,921
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	8,638	8,471
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)	2,275	2,313
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (f)	5,084	4,985
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (f)	2,206	2,207
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (f)	27	28
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (f)	482	427
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (e)(f)(g)	2,289	2,036
Fertitta Entertainment, LLC 6.75% 1/15/2030 (g)	350	323
FibraSOMA 4.375% 7/22/2031	2,800	2,187
Fideicomiso Fibra Uno 7.70% 1/23/2032 (g)	375	391
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (g)	267	284
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (g)	660	698
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (e)(i)	359	361
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(e)(i)	538	542
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(e)(i)	11	11
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (a)	1,421	1,429
First Citizens BancShares, Inc. 6.254% 3/12/2040 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.97% on 3/12/2035) (a)	4,978	4,966
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (g)	850	903
First Student Bidco, Inc. 4.00% 7/31/2029 (g)	700	659
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (e)(i)	211	211
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (e)(i)	65	65
FirstEnergy Corp. 2.65% 3/1/2030	2,817	2,588
FirstEnergy Corp. 2.25% 9/1/2030	2,775	2,466

Capital World Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Five Corners Funding Trust IV 5.997% 2/15/2053 (g)	USD500	$511
Florida Power & Light Co. 5.30% 6/15/2034	4,913	5,066
Florida Power & Light Co. 5.70% 3/15/2055	1,274	1,290
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (e)(f)(g)	3,404	3,409
Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	199
Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	404
Ford Motor Credit Co., LLC 6.95% 6/10/2026	400	406
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,882	2,905
Ford Motor Credit Co., LLC 4.95% 5/28/2027	995	989
Ford Motor Credit Co., LLC 4.125% 8/17/2027	400	391
Ford Motor Credit Co., LLC 7.35% 11/4/2027	400	416
Ford Motor Credit Co., LLC 6.80% 5/12/2028	600	620
Ford Motor Credit Co., LLC 6.798% 11/7/2028	412	427
Ford Motor Credit Co., LLC 5.80% 3/8/2029	9,968	9,992
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,900	1,859
Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,200	5,217
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,100	3,095
Ford Motor Credit Co., LLC 6.054% 11/5/2031	2,037	2,027
Ford Motor Credit Co., LLC 6.532% 3/19/2032	460	467
Ford Motor Credit Co., LLC 6.50% 2/7/2035	400	400
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (g)	1,785	1,791
Forestar Group, Inc. 6.50% 3/15/2033 (g)	465	469
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (g)	400	420
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (f)	12,287	11,827
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (f)	18,870	16,242
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (f)	161	157
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (f)	2,238	1,859
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (f)	1,274	1,059
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (f)	4,042	3,206
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	4,605	3,995
Freddie Mac Pool #SD1883 4.00% 6/1/2052 (f)	46	43
Freddie Mac Pool #QE9001 4.00% 8/1/2052 (f)	90	84
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (f)	7,902	7,786
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (f)	2,583	2,477
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (f)	21,610	21,293
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (f)	1,465	1,405
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (f)	12,229	12,018
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	391	384
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	509	510
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (f)	145	142
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (f)	1,949	1,954
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (f)	1,147	1,178
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (f)	404	411
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (f)	19,623	19,655
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (f)	10,505	10,692
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (f)	6,104	6,114
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (f)	165,385	162,529
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	840	872
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (f)	59	61
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (f)	1,974	1,841
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	990	990
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (f)	12,546	12,769
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	35,161	35,187
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (f)	23	23
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	2,525	2,586
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (f)	672	687
Freddie Mac Pool #RJ1413 5.50% 5/1/2054 (f)	32,415	32,640
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (f)	12,982	13,091
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (f)	8,283	8,294
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (f)	837	859
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (f)	1,739	1,710
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (f)	31,972	32,026
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	5,236	5,265
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (f)	13,335	13,650
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (f)	10,140	10,392
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (f)	6,268	6,386
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (f)	316	328

20	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (f)	USD103	$108
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (f)	3,512	3,515
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (f)	3,481	3,487
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	10,536	10,718
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	8,271	8,505
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	5,715	5,823
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	3,928	4,027
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (f)	2,293	2,337
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (f)	1,493	1,521
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (f)	1,214	1,238
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (f)	1,080	1,118
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (f)	415	433
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (f)	6,082	6,102
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (f)	3,895	3,909
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (f)	3,493	3,500
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (f)	2,295	2,311
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (f)	1,324	1,325
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (f)	642	646
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	9,788	9,954
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	7,578	7,721
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (f)	2,541	2,590
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	2,309	2,362
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (f)	6,380	6,644
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (f)	2,309	2,403
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (f)	1,378	1,427
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (f)	9,068	9,097
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (f)	8,203	8,209
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (f)	7,189	7,212
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (f)	5,770	5,775
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (f)	3,038	3,059
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (f)	2,737	2,742
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	7,946	8,096
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	4,322	4,422
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	4,101	4,208
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	3,811	3,910
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	2,422	2,467
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (f)	310	321
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (f)	215	223
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (f)	113	117
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (f)	5,134	5,137
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (f)	346	322
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	2,956	2,830
Freddie Mac Pool #SD8473 4.50% 11/1/2054 (f)	— (k)	— (k)
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (f)	7,907	7,913
Freddie Mac Pool #QX0310 5.50% 11/1/2054 (f)	2,815	2,816
Freddie Mac Pool #QX0622 5.50% 11/1/2054 (f)	168	168
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (f)	172	165
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (f)	6,770	6,641
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (f)	93	93
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	1,766	1,691
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (f)	430	422
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	1,556	1,582
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (f)	1,033	1,013
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	4,309	4,382
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	2,186	2,144
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (f)	1,142	1,161
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	1,283	1,258
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (f)	5,076	5,078
Freddie Mac Pool #SL0326 5.00% 2/1/2055 (f)	26	26
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (f)	582	571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.205% 4/25/2042 (e)(f)(g)	4,305	4,437
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (e)(f)(g)	1,995	1,993
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (e)(f)(g)	1,960	1,962
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (g)	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (g)	652	661

Capital World Bond Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Frontier Communications Holdings, LLC 5.875% 11/1/2029	USD1,033	$1,044
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (g)	1,171	1,187
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (g)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (g)	225	239
FXI Holdings, Inc. 12.25% 11/15/2026 (g)	1,315	1,159
Gabonese Republic 6.625% 2/6/2031	887	708
Gabonese Republic 7.00% 11/24/2031 (g)	790	630
Gabonese Republic 7.00% 11/24/2031	650	518
Garda World Security Corp. 8.375% 11/15/2032 (g)	445	457
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	200	175
GC Treasury Center Co., Ltd. 4.30% 3/18/2051	200	145
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(f)(g)	7,292	7,356
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(g)	5,130	4,720
Gen Digital, Inc. 6.25% 4/1/2033 (g)	450	463
General Motors Co. 5.625% 4/15/2030	500	511
General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	6,465
General Motors Financial Co., Inc. 5.60% 6/18/2031	2,300	2,347
General Motors Financial Co., Inc. 5.625% 4/4/2032	694	702
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,642	1,610
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,000	1,006
Genesis Energy, LP 7.75% 2/1/2028	40	41
Genesis Energy, LP 8.25% 1/15/2029	560	586
Genesis Energy, LP 8.875% 4/15/2030	518	550
Genesis Energy, LP 7.875% 5/15/2032	370	385
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	6,400	5,751
GeoPark, Ltd. 5.50% 1/17/2027	7,500	7,224
Georgia (Republic of) 2.75% 4/22/2026 (g)	1,127	1,097
Gilead Sciences, Inc. 5.25% 10/15/2033	2,801	2,899
Gilead Sciences, Inc. 5.55% 10/15/2053	1,000	988
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (e)(i)	373	367
Global Auto Holdings PLC 11.50% 8/15/2029 (g)	515	504
Global Partners, LP 8.25% 1/15/2032 (g)	105	111
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(g)	3,679	3,508
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (e)	414	255
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	316	200
GOHL Capital, Ltd. 4.25% 1/24/2027	200	197
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (a)	625	607
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (a)	4,670	4,862
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (a)	6,129	5,310
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (a)	2,515	2,517
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (f)	18,542	15,554
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (f)	221	219
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (f)	33,527	33,101
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (f)	7,773	7,233
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (f)	2,160	2,010
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (f)	3,640	3,387
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (f)	475	442
Government National Mortgage Assn. 4.00% 8/1/2055 (f)(l)	511	475
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (f)	4,938	3,610
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,760	3,252
Gray Media, Inc. 10.50% 7/15/2029 (g)	1,145	1,231
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (e)(i)	335	335
Great Canadian Gaming Corp. 8.75% 11/15/2029 (g)	715	700
Greenko Dutch BV 3.85% 3/29/2026	9,073	8,916
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (g)	13,810	13,981
Grifols SA 4.75% 10/15/2028 (g)	700	673
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (g)	2,300	2,265
Hanesbrands, Inc. 9.00% 2/15/2031 (g)	363	385
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (e)(i)	471	473
Hanwha Life Insurance Co., Ltd. 6.30% 6/24/2055 (a)(g)	1,500	1,547
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029 (g)	733	746
Harvest Midstream I, LP 7.50% 9/1/2028 (g)	587	597
Harvest Midstream I, LP 7.50% 5/15/2032 (g)	265	280
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (e)(f)(g)	6,369	6,381
Helios Software Holdings, Inc. 8.75% 5/1/2029 (g)	1,825	1,879
Herc Holdings, Inc. 7.00% 6/15/2030 (g)	450	470

22	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Herc Holdings, Inc. 7.25% 6/15/2033 (g)	USD205	$215
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(g)	1,689	1,717
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(g)	7,096	7,131
Hess Midstream Operations, LP 5.875% 3/1/2028 (g)	240	244
Hess Midstream Operations, LP 4.25% 2/15/2030 (g)	110	106
Hess Midstream Operations, LP 5.50% 10/15/2030 (g)	45	45
Hexcel Corp. 5.875% 2/26/2035	173	176
Hightower Holding, LLC 6.75% 4/15/2029 (g)	830	828
Hilcorp Energy I, LP 6.00% 4/15/2030 (g)	660	642
Hilcorp Energy I, LP 8.375% 11/1/2033 (g)	53	55
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	190	189
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (g)	885	833
Home Depot, Inc. 4.85% 6/25/2031	1,625	1,667
Home Depot, Inc. 4.95% 6/25/2034	5,780	5,853
Home Depot, Inc. 5.30% 6/25/2054	1,192	1,145
Honduras (Republic of) 6.25% 1/19/2027	2,882	2,887
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(g)	11,573	11,897
Howard Hughes Corp. (The) 5.375% 8/1/2028 (g)	723	718
Howard Hughes Corp. (The) 4.125% 2/1/2029 (g)	549	523
Howard Hughes Corp. (The) 4.375% 2/1/2031 (g)	500	462
Howden UK Refinance PLC 7.25% 2/15/2031 (g)	840	871
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (g)	290	303
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (b)	600	606
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	21,000	21,088
HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,340
HSBC Holdings PLC (USD-SOFR + 1.57%) 4.29% 5/13/2031 (e)	2,000	2,012
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	16,134	18,051
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (e)(f)(g)	2,541	2,569
HUB International, Ltd. 7.25% 6/15/2030 (g)	198	207
HUB International, Ltd. 7.375% 1/31/2032 (g)	650	681
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (e)(i)	849	853
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(g)	19,089	19,698
Hughes Satellite Systems Corp. 5.25% 8/1/2026	310	276
Hughes Satellite Systems Corp. 6.625% 8/1/2026	350	250
Humana, Inc. 5.55% 5/1/2035	4,319	4,345
Humana, Inc. 5.75% 4/15/2054	1,783	1,662
Humana, Inc. 6.00% 5/1/2055	2,025	1,952
Hungary (Republic of) 5.375% 9/26/2030 (g)	3,910	3,951
Hungary (Republic of) 6.25% 9/22/2032 (g)	760	795
Hungary (Republic of) 6.00% 9/26/2035 (g)	2,250	2,264
Hungary (Republic of) 5.50% 3/26/2036 (g)	2,770	2,676
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	232
Hyatt Hotels Corp. 5.75% 3/30/2032	260	267
Hyundai Capital America 1.50% 6/15/2026 (g)	3,387	3,289
Hyundai Capital America 5.60% 3/30/2028 (g)	1,600	1,639
Hyundai Capital America 2.00% 6/15/2028 (g)	2,187	2,025
Hyundai Capital America 5.30% 1/8/2029 (g)	975	991
Hyundai Capital America 6.50% 1/16/2029 (g)	853	900
Hyundai Capital America 5.40% 1/8/2031 (g)	234	239
Icahn Enterprises, LP 6.25% 5/15/2026	108	107
Icahn Enterprises, LP 5.25% 5/15/2027	480	465
Icahn Enterprises, LP 9.75% 1/15/2029	445	433
Icahn Enterprises, LP 4.375% 2/1/2029	175	147
Imperial Brands Finance PLC 5.875% 7/1/2034 (g)	2,500	2,568
Imperial Brands Finance PLC 5.625% 7/1/2035 (g)	500	502
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	480	440
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (g)	2,860	2,913
Ingles Markets, Inc. 4.00% 6/15/2031 (g)	865	808
Insulet Corp. 6.50% 4/1/2033 (g)	285	297
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (g)	1,615	1,651
Intercontinental Exchange, Inc. 4.00% 9/15/2027	15,260	15,185
Intercontinental Exchange, Inc. 5.25% 6/15/2031	957	993
Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,970	1,965
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (g)	123	116
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (g)	55	49
Interstate Power and Light Co. 2.30% 6/1/2030	1,975	1,780
Intesa Sanpaolo SpA 7.00% 11/21/2025 (g)	1,375	1,386

Capital World Bond Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(g)	USD1,250	$1,452
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(g)	4,000	4,492
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (e)(f)(g)	21,959	21,895
ION Trading Technologies SARL 9.50% 5/30/2029 (g)	1,694	1,748
IQVIA, Inc. 5.00% 5/15/2027 (g)	630	628
IQVIA, Inc. 6.50% 5/15/2030 (g)	200	206
IQVIA, Inc. 6.25% 6/1/2032 (g)	380	390
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (g)	4,650	4,667
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (g)	1,330	1,277
Iron Mountain, Inc. 5.25% 7/15/2030 (g)	1,087	1,073
Iron Mountain, Inc. 6.25% 1/15/2033 (g)	110	113
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (e)(f)(g)	935	932
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (g)	440	454
Jane Street Group, LLC 6.75% 5/1/2033 (g)	710	730
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (g)	510	529
Jersey Central Power & Light Co. 5.10% 1/15/2035	600	599
JH North America Holdings, Inc. 5.875% 1/31/2031 (g)	345	348
JH North America Holdings, Inc. 6.125% 7/31/2032 (g)	540	549
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (a)	3,417	3,488
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	8,112	8,141
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	10,980	9,525
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	2,964	2,973
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051) (a)	4,126	2,893
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (e)(i)	574	577
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (e)(i)	550	552
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	2,100	2,045
Kazakhstan (Republic of) 5.50% 7/1/2037 (g)	2,200	2,215
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(g)	525	542
KeHE Distributors, LLC 9.00% 2/15/2029 (g)	450	467
Kennedy-Wilson, Inc. 4.75% 3/1/2029	34	32
Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,465	1,343
Kenya (Republic of) 9.50% 3/5/2036 (g)	315	298
Kenya (Republic of) 8.25% 2/28/2048	500	407
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (g)	120	124
Kodiak Gas Services, LLC 7.25% 2/15/2029 (g)	210	217
Korea Electric Power Corp. 4.00% 6/14/2027 (g)	500	498
Korea Electric Power Corp. 4.75% 2/13/2028 (g)	3,705	3,750
Korea Electric Power Corp. 5.125% 4/23/2034	400	410
Korea Gas Corp. 5.00% 7/8/2029 (g)	1,253	1,286
Korea National Oil Corp. 4.625% 3/31/2028 (g)	200	202
Korea National Oil Corp. 4.875% 4/3/2028 (g)	200	203
Korea National Oil Corp. 4.75% 3/31/2030 (g)	200	204
Kroger Co. 5.00% 9/15/2034	2,477	2,461
Kroger Co. 5.50% 9/15/2054	1,829	1,737
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (e)(f)(g)	8,968	8,965
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (f)(g)	1,681	1,684
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (f)(g)	1,250	1,280
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(g)	1,493	1,497
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	894	900
Lamar Media Corp. 3.625% 1/15/2031	810	749
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (g)	290	277
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (g)	245	230
LATAM Airlines Group SA 7.625% 1/7/2031 (g)	740	745
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (g)	1,091	1,062
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (g)	720	766
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (f)(g)	3,143	3,155
Lenovo Group, Ltd. 6.536% 7/27/2032	200	214
Levi Strauss & Co. 3.50% 3/1/2031 (g)	775	710
LG Energy Solution, Ltd. 5.25% 4/2/2028 (g)	200	201
LG Energy Solution, Ltd. 5.375% 4/2/2030 (g)	200	201
LG Energy Solution, Ltd. 5.875% 4/2/2035	200	199
Lightning Power, LLC 7.25% 8/15/2032 (g)	450	474

24	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Lithia Motors, Inc. 3.875% 6/1/2029 (g)	USD320	$305
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (g)	820	812
Long Ridge Energy, LLC, 8.75% 2/15/2032 (g)	1,000	1,040
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (e)(i)	623	617
LPL Holdings, Inc. 4.375% 5/15/2031 (g)	880	842
LYB International Finance III, LLC 6.15% 5/15/2035	658	683
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (a)	1,574	1,707
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (a)	2,812	2,971
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (e)(f)(g)	3,695	3,698
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (e)(f)(g)	14,649	14,586
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (g)	430	413
Mars, Inc. 4.80% 3/1/2030 (g)	2,935	2,975
Mars, Inc. 5.20% 3/1/2035 (g)	7,526	7,620
Mars, Inc. 5.70% 5/1/2055 (g)	9,387	9,371
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	500	506
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	101	90
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	1,000	1,016
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,000	9,002
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	1,000	965
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,500	2,411
Mastercard, Inc. 4.35% 1/15/2032	1,459	1,453
Mastercard, Inc. 4.95% 3/15/2032	2,550	2,625
Mastercard, Inc. 4.875% 5/9/2034	1,529	1,548
Mastercard, Inc. 4.55% 1/15/2035	1,920	1,889
Matador Resources Co. 6.50% 4/15/2032 (g)	315	315
Matador Resources Co. 6.25% 4/15/2033 (g)	395	393
McDonald’s Corp. 4.95% 3/3/2035	4,963	4,962
Medline Borrower, LP 6.25% 4/1/2029 (g)	841	865
Medline Borrower, LP 5.25% 10/1/2029 (g)	725	720
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (e)(i)	312	312
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (a)(g)	2,000	1,972
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035) (a)(g)	2,500	2,501
Meituan 3.05% 10/28/2030 (g)	315	291
Melco Resorts Finance, Ltd. 5.25% 4/26/2026 (g)	10,173	10,164
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (g)	5,827	5,820
Methanex US Operations, Inc. 6.25% 3/15/2032 (g)	115	115
MetLife, Inc. 5.375% 7/15/2033	1,500	1,562
MetLife, Inc. 5.30% 12/15/2034	1,000	1,028
MetLife, Inc. 5.00% 7/15/2052	230	209
Metropolitan Life Global Funding I 0.95% 7/2/2025 (g)	666	666
Metropolitan Life Global Funding I 3.45% 12/18/2026 (g)	810	801
Metropolitan Life Global Funding I 1.875% 1/11/2027 (g)	1,500	1,451
Metropolitan Life Global Funding I 5.05% 1/8/2034 (g)	500	504
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(f)(g)	4,097	4,087
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(f)(g)	4,633	4,665
MGM Resorts International 5.50% 4/15/2027	560	563
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.327% 3/28/2031 (e)(i)	178	179
Microchip Technology, Inc. 5.05% 3/15/2029	4,425	4,497
Microchip Technology, Inc. 5.05% 2/15/2030	4,765	4,836
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (g)	536	537
Minejesa Capital BV 5.625% 8/10/2037 (g)	300	289
Minejesa Capital BV 5.625% 8/10/2037	200	193
Minera Mexico SA de CV, 5.625% 2/12/2032 (g)	3,805	3,874
Mineral Resources, Ltd. 8.125% 5/1/2027 (g)	276	276
Mineral Resources, Ltd. 8.00% 11/1/2027 (g)	661	665
Mineral Resources, Ltd. 9.25% 10/1/2028 (g)	1,060	1,086
Mineral Resources, Ltd. 8.50% 5/1/2030 (g)	100	100
Minerva Luxembourg SA 8.875% 9/13/2033	5,114	5,527
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (g)	10,209	10,075
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	500	493
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (f)(g)	7,007	7,071
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (f)(g)	3,460	3,488
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (f)(g)	6,618	6,622

Capital World Bond Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (g)	USD197	$202
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (a)	500	515
Molina Healthcare, Inc. 4.375% 6/15/2028 (g)	490	479
Molina Healthcare, Inc. 3.875% 11/15/2030 (g)	285	265
Molina Healthcare, Inc. 6.25% 1/15/2033 (g)	520	530
Mondelez International, Inc. 4.50% 5/6/2030	2,884	2,882
Mondelez International, Inc. 5.125% 5/6/2035	3,890	3,912
Moog, Inc. 4.25% 12/9/2027 (g)	770	754
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026) (a)	5,386	5,257
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (a)	2,890	2,963
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (a)	1,895	1,946
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (a)	2,057	2,012
Mozambique (Republic of) 9.00% 9/15/2031	1,980	1,638
MPT Operating Partnership, LP 5.00% 10/15/2027	1,938	1,792
MPT Operating Partnership, LP 8.50% 2/15/2032 (g)	888	930
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (e)(f)(g)	3,221	3,251
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (e)(f)(g)	2,245	2,252
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.405% 5/25/2055 (e)(f)(g)	2,011	2,021
Murphy Oil Corp. 6.00% 10/1/2032	375	358
MV24 Capital BV 6.748% 6/1/2034	6,591	6,398
Nabors Industries, Inc. 7.375% 5/15/2027 (g)	260	257
Nabors Industries, Inc. 9.125% 1/31/2030 (g)	285	273
Nabors Industries, Inc. 8.875% 8/15/2031 (g)	155	115
Navient Corp. 5.00% 3/15/2027	380	379
Navient Corp. 4.875% 3/15/2028	935	923
Navient Corp. 11.50% 3/15/2031	580	658
Navient Corp. 7.875% 6/15/2032	515	536
Navient Corp. 5.625% 8/1/2033	255	235
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(g)	2,335	2,350
NCR Atleos Corp. 9.50% 4/1/2029 (g)	566	620
New Fortress Energy, Inc. 6.50% 9/30/2026 (g)	150	83
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.807% 10/30/2028 (e)(i)	410	225
New York Life Global Funding 1.20% 8/7/2030 (g)	11,090	9,490
New York Life Global Funding 5.35% 1/23/2035 (g)	4,000	4,107
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (e)(f)(g)	3,472	3,216
Newell Brands, Inc. 8.50% 6/1/2028 (g)	210	221
Newell Brands, Inc. 6.375% 5/15/2030	175	171
Newell Brands, Inc. 6.875% 4/1/2036	325	312
Newell Brands, Inc. 7.00% 4/1/2046	150	128
Nexstar Media, Inc. 5.625% 7/15/2027 (g)	855	854
Nexstar Media, Inc. 4.75% 11/1/2028 (g)	1,037	1,011
NFE Financing, LLC 12.00% 11/15/2029 (g)	5,407	2,459
NGL Energy Operating, LLC 8.375% 2/15/2032 (g)	170	171
Nigeria (Republic of) 7.696% 2/23/2038	500	434
Nigeria (Republic of) 8.25% 9/28/2051	1,070	890
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (a)(g)	2,184	2,262
Nissan Motor Co., Ltd. 3.522% 9/17/2025 (g)	200	199
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (f)(g)	3,958	3,962
Nomura Holdings, Inc. 5.783% 7/3/2034	5,212	5,394
Norfolk Southern Corp. 4.45% 3/1/2033	707	692
Norfolk Southern Corp. 5.10% 5/1/2035	2,154	2,166
Norfolk Southern Corp. 5.35% 8/1/2054	1,257	1,202
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (g)	1,195	1,206
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (g)	10	10
Northern States Power Co. 5.05% 5/15/2035	1,100	1,111
Northern States Power Co. 5.65% 5/15/2055	125	125
NOVA Chemicals Corp. 5.25% 6/1/2027 (g)	300	299
NOVA Chemicals Corp. 9.00% 2/15/2030 (g)	575	622
NOVA Chemicals Corp. 7.00% 12/1/2031 (g)	230	241
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(f)(g)	2,747	2,761
NuStar Logistics, LP 5.625% 4/28/2027	630	636
Occidental Petroleum Corp. 6.60% 3/15/2046	380	375
Occidental Petroleum Corp. 6.05% 10/1/2054	1,095	1,004

26	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
OCP SA 3.75% 6/23/2031	USD3,400	$3,053
Oleoducto Central SA 4.00% 7/14/2027	1,598	1,559
Omnis Funding Trust 6.722% 5/15/2055 (g)	1,500	1,556
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(g)	1,780	1,802
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (f)(g)	792	805
OneMain Finance Corp. 7.125% 9/15/2032	385	399
ONEOK, Inc. 5.05% 11/1/2034	2,186	2,128
OneSky Flight, LLC 8.875% 12/15/2029 (g)	215	224
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(f)(g)	4,936	4,973
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(f)(g)	9,977	10,086
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(f)(g)	15,317	15,411
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(f)(g)	8,992	9,030
Opal Bidco SAS 6.50% 3/31/2032 (g)	335	342
Open Text Corp. 3.875% 12/1/2029 (g)	600	566
Open Text Holdings, Inc. 4.125% 12/1/2031 (g)	200	184
Oracle Corp. 3.25% 11/15/2027	4	4
Oracle Corp. 5.50% 8/3/2035	1,778	1,818
Osaic Holdings, Inc. 10.75% 8/1/2027 (g)	1,643	1,648
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.827% 8/17/2028 (e)(i)	222	223
Owens & Minor, Inc. 4.50% 3/31/2029 (g)	85	76
Owens & Minor, Inc. 6.625% 4/1/2030 (g)	748	703
Pacific Gas and Electric Co. 2.10% 8/1/2027	150	142
Pacific Gas and Electric Co. 3.00% 6/15/2028	7,820	7,429
Pacific Gas and Electric Co. 4.65% 8/1/2028	9,055	9,007
Pacific Gas and Electric Co. 2.50% 2/1/2031	1,228	1,067
Pacific Gas and Electric Co. 4.40% 3/1/2032	1,682	1,579
Pacific Gas and Electric Co. 6.15% 1/15/2033	4,075	4,200
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,798	2,926
Pacific Gas and Electric Co. 5.80% 5/15/2034	4,483	4,485
Pacific Gas and Electric Co. 5.70% 3/1/2035	1,125	1,116
Pacific Gas and Electric Co. 6.00% 8/15/2035	6,388	6,462
Pacific Gas and Electric Co. 3.30% 8/1/2040	125	90
Pacific Gas and Electric Co. 4.95% 7/1/2050	3,839	3,098
Pacific Gas and Electric Co. 3.50% 8/1/2050	4,459	2,863
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,218	1,106
Pacific Gas and Electric Co. 6.15% 3/1/2055	1,269	1,186
PacifiCorp 3.30% 3/15/2051	175	114
PacifiCorp 2.90% 6/15/2052	200	119
PacifiCorp 5.35% 12/1/2053	1,058	952
PacifiCorp 5.50% 5/15/2054	2,630	2,422
PacifiCorp 5.80% 1/15/2055	4,133	3,960
Panama (Republic of) 3.75% 4/17/2026	411	406
Panama (Republic of) 7.50% 3/1/2031	2,690	2,869
Panama (Republic of) 6.375% 7/25/2033 (g)	1,115	1,053
Panama (Republic of) 8.00% 3/1/2038	4,780	5,134
Panama (Republic of) 4.50% 4/1/2056	1,139	741
Panama (Republic of) 7.875% 3/1/2057	11,600	11,832
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (g)	675	702
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (g)	380	380
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (g)	320	310
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (g)	685	705
Parker-Hannifin Corp. 3.25% 6/14/2029	70	67
Parkland Corp. 5.875% 7/15/2027 (g)	500	501
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (g)(h)(j)(m)	179	18
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(g)	3,623	3,638
Pebblebrook Hotel, LP 6.375% 10/15/2029 (g)	500	503
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (g)	380	389
Performance Food Group, Inc. 5.50% 10/15/2027 (g)	395	395
Performance Food Group, Inc. 4.25% 8/1/2029 (g)	500	483
Performance Food Group, Inc. 6.125% 9/15/2032 (g)	225	230
Permian Resources Operating, LLC 8.00% 4/15/2027 (g)	225	230
Permian Resources Operating, LLC 9.875% 7/15/2031 (g)	209	229
Permian Resources Operating, LLC 7.00% 1/15/2032 (g)	300	311
Permian Resources Operating, LLC 6.25% 2/1/2033 (g)	814	822
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	260	263
Peru (Republic of) 8.75% 11/21/2033	830	1,016
Peru (Republic of) 5.50% 3/30/2036	1,150	1,152
Peru (Republic of) 3.60% 1/15/2072	1,100	679

Capital World Bond Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (e)(i)	USD650	$601
Petroleos Mexicanos 6.875% 10/16/2025	2,884	2,883
Petroleos Mexicanos 6.875% 8/4/2026	8,766	8,773
Petroleos Mexicanos 6.49% 1/23/2027	29,433	29,303
Petroleos Mexicanos 6.50% 3/13/2027	41,760	41,496
Petroleos Mexicanos 6.50% 1/23/2029	1,250	1,224
Petroleos Mexicanos 6.84% 1/23/2030	46,323	44,781
Petroleos Mexicanos 5.95% 1/28/2031	400	362
Petroleos Mexicanos 6.70% 2/16/2032	2,260	2,102
Petroleos Mexicanos 6.75% 9/21/2047	26	19
Petroleos Mexicanos 7.69% 1/23/2050	610	480
Petroleos Mexicanos 6.95% 1/28/2060	379	273
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (g)	365	351
PETRONAS Capital, Ltd. 4.95% 1/3/2031 (g)	2,745	2,802
PETRONAS Capital, Ltd. 2.48% 1/28/2032	200	174
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (g)	2,450	2,510
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (g)	400	339
PETRONAS Capital, Ltd. 3.404% 4/28/2061	300	196
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	2,940	2,947
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	9,577	9,552
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,436	3,246
PG&E Corp. 5.00% 7/1/2028	1,600	1,559
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	970	921
Philip Morris International, Inc. 5.125% 2/13/2031	238	245
Philip Morris International, Inc. 4.75% 11/1/2031	609	614
Philip Morris International, Inc. 5.75% 11/17/2032	9,986	10,562
Philip Morris International, Inc. 5.375% 2/15/2033	9,870	10,197
Philip Morris International, Inc. 5.625% 9/7/2033	1,000	1,048
Philip Morris International, Inc. 5.25% 2/13/2034	2,000	2,041
Philip Morris International, Inc. 4.90% 11/1/2034	7,303	7,273
Philippines (Republic of) 6.375% 10/23/2034	2,320	2,552
Planet Financial Group, LLC 10.50% 12/15/2029 (g)	180	180
PLDT, Inc. 2.50% 1/23/2031	380	341
PLDT, Inc. 3.45% 6/23/2050	200	138
PM General Purchaser, LLC 9.50% 10/1/2028 (g)	55	38
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (a)	4,055	4,535
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	1,175	1,221
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (a)	3,582	3,693
POSCO 5.75% 1/17/2028 (g)	305	314
POSCO Holdings, Inc. 4.875% 1/23/2027 (g)	3,520	3,537
POSCO Holdings, Inc. 5.75% 5/7/2035	200	207
Post Holdings, Inc. 5.50% 12/15/2029 (g)	490	488
Post Holdings, Inc. 4.625% 4/15/2030 (g)	535	515
Post Holdings, Inc. 6.25% 2/15/2032 (g)	833	857
Prestige Brands, Inc. 3.75% 4/1/2031 (g)	800	738
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (f)(g)	184	173
Prologis, LP 4.75% 6/15/2033	1,362	1,359
Prologis, LP 5.00% 3/15/2034	185	186
Prologis, LP 5.00% 1/31/2035	1,138	1,138
Prologis, LP 5.25% 6/15/2053	74	70
Prologis, LP 5.25% 3/15/2054	70	66
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(f)(g)	4,044	3,872
Prudential Financial, Inc. 3.905% 12/7/2047	250	196
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	27,730	26,503
PT Freeport Indonesia 4.763% 4/14/2027	200	200
PT Freeport Indonesia 5.315% 4/14/2032	200	201
PT Freeport Indonesia 6.20% 4/14/2052	200	196
PT Krakatau Posco 6.375% 6/11/2027	200	201
PT Krakatau Posco 6.375% 6/11/2029	600	602
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (g)	230	222
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,975	1,861
Qatar Energy 3.125% 7/12/2041 (g)	16,050	11,868
Quikrete Holdings, Inc. 6.375% 3/1/2032 (g)	290	298
Quikrete Holdings, Inc. 6.75% 3/1/2033 (g)	575	594
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (e)(i)	110	110
QXO Building Products, Inc. 6.75% 4/30/2032 (g)	245	253

28	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (g)(j)	USD1,869	$1,839
Radiology Partners, Inc. 8.50% 7/15/2032 (g)	805	808
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (e)(i)(j)	389	388
Raizen Fuels Finance SA 6.45% 3/5/2034 (g)	7,050	7,061
Raizen Fuels Finance SA 6.95% 3/5/2054 (g)	935	868
Range Resources Corp. 8.25% 1/15/2029	135	139
Range Resources Corp. 4.75% 2/15/2030 (g)	938	913
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	5,949	5,168
Reliance Industries, Ltd. 2.875% 1/12/2032	250	222
Reliance Industries, Ltd. 6.25% 10/19/2040	250	269
Reliance Industries, Ltd. 3.625% 1/12/2052	250	173
RenaissanceRe Holdings, Ltd. 5.80% 4/1/2035	2,024	2,081
Reworld Holding Corp. 4.875% 12/1/2029 (g)	145	138
RHP Hotel Properties, LP 7.25% 7/15/2028 (g)	391	405
RHP Hotel Properties, LP 4.50% 2/15/2029 (g)	560	548
RHP Hotel Properties, LP 6.50% 6/15/2033 (g)	185	190
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	3,678	3,744
RLJ Lodging Trust, LP 3.75% 7/1/2026 (g)	40	40
RLJ Lodging Trust, LP 4.00% 9/15/2029 (g)	440	411
Roche Holdings, Inc. 4.592% 9/9/2034 (g)	2,500	2,475
Romania 7.625% 1/17/2053 (g)	346	350
Roper Technologies, Inc. 4.75% 2/15/2032	1,000	1,002
Roper Technologies, Inc. 4.90% 10/15/2034	2,675	2,639
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	12,050	12,302
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (a)	4,083	4,145
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (g)	325	334
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (g)	450	459
RTX Corp. 5.00% 2/27/2026	250	251
RTX Corp. 5.75% 11/8/2026	1,000	1,019
RTX Corp. 3.125% 5/4/2027	250	245
RTX Corp. 5.75% 1/15/2029	2,000	2,096
RTX Corp. 6.00% 3/15/2031	708	761
RTX Corp. 1.90% 9/1/2031	722	618
RTX Corp. 6.10% 3/15/2034	1,978	2,139
RTX Corp. 2.82% 9/1/2051	750	464
RTX Corp. 3.03% 3/15/2052	500	321
RTX Corp. 5.375% 2/27/2053	1,000	958
RTX Corp. 6.40% 3/15/2054	1,102	1,209
Ryan Specialty, LLC 4.375% 2/1/2030 (g)	555	537
Ryan Specialty, LLC 5.875% 8/1/2032 (g)	320	323
Saavi Energia SARL 8.875% 2/10/2035 (g)	280	293
Sabre GLBL, Inc. 11.125% 7/15/2030 (g)	762	798
Sally Holdings, LLC 6.75% 3/1/2032	725	745
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	5,000	5,029
Sands China, Ltd. 3.80% 1/8/2026	1,000	995
Sands China, Ltd. 5.40% 8/8/2028	22,220	22,400
Sands China, Ltd. 4.375% 6/18/2030	200	191
Sands China, Ltd. 3.25% 8/8/2031	1,000	883
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	7,088
Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,057
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	11,550	11,446
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	204
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (g)	313	311
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,510	2,468
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (g)	595	598
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (g)	1,580	1,649
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	205	196
Saudi Arabian Oil Co. 5.25% 7/17/2034 (g)	1,695	1,714
Saudi Arabian Oil Co. 5.75% 7/17/2054 (g)	7,225	6,790
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (f)(g)	9,743	9,953
Scientific Games Holdings, LP 6.625% 3/1/2030 (g)	441	425
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (g)	360	351
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (g)	860	842
Seadrill Finance, Ltd. 8.375% 8/1/2030 (g)	550	561
Sealed Air Corp. 6.50% 7/15/2032 (g)	790	819
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (f)(g)	542	546

Capital World Bond Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.98% 12/29/2032 (f)(g)	USD4,791	$4,807
Senegal (Republic of) 6.25% 5/23/2033	570	377
Sensata Technologies BV 4.00% 4/15/2029 (g)	620	590
Sensata Technologies, Inc. 3.75% 2/15/2031 (g)	160	146
Serbia (Republic of) 6.25% 5/26/2028 (g)	1,962	2,030
Serbia (Republic of) 6.50% 9/26/2033 (g)	1,378	1,453
Service Corp. International 5.75% 10/15/2032	225	228
Service Properties Trust 4.75% 10/1/2026	157	155
Service Properties Trust 4.95% 2/15/2027	722	713
Service Properties Trust 3.95% 1/15/2028	340	314
Service Properties Trust 8.375% 6/15/2029	825	859
Service Properties Trust 4.95% 10/1/2029	567	495
Service Properties Trust 4.375% 2/15/2030	1,532	1,290
Service Properties Trust 8.625% 11/15/2031 (g)	1,569	1,685
Service Properties Trust 8.875% 6/15/2032	425	437
ServiceNow, Inc. 1.40% 9/1/2030	4,324	3,749
Shell International Finance BV 3.00% 11/26/2051	2,500	1,611
Shift4 Payments, LLC, 6.75% 8/15/2032 (g)	1,005	1,044
Siemens Funding BV 5.80% 5/28/2055 (g)	1,004	1,037
Sirius XM Radio, LLC 3.125% 9/1/2026 (g)	250	245
Sirius XM Radio, LLC 5.00% 8/1/2027 (g)	500	496
Sirius XM Radio, LLC 4.00% 7/15/2028 (g)	1,000	961
Sirius XM Radio, LLC 4.125% 7/1/2030 (g)	1,019	940
Sirius XM Radio, LLC 3.875% 9/1/2031 (g)	2,106	1,873
SK hynix, Inc. 1.50% 1/19/2026 (g)	252	248
SK hynix, Inc. 5.50% 1/16/2029	4,000	4,116
SK hynix, Inc. 2.375% 1/19/2031 (g)	294	260
SK hynix, Inc. 6.50% 1/17/2033	400	433
SLM Corp. 6.50% 1/31/2030	395	415
SM Energy Co. 6.50% 7/15/2028	135	136
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (e)(f)(g)	3,494	3,531
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (f)(g)	3,737	3,784
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (g)	4,125	4,193
Snap, Inc. 6.875% 3/1/2033 (g)	520	534
Sonic Automotive, Inc. 4.625% 11/15/2029 (g)	425	413
Sonic Automotive, Inc. 4.875% 11/15/2031 (g)	1,020	970
South Africa (Republic of) 4.30% 10/12/2028	1,034	1,000
South Africa (Republic of) 5.375% 7/24/2044	800	611
Southern California Edison Co. 2.85% 8/1/2029	1,100	1,018
Southern California Edison Co. 5.45% 3/1/2035	2,176	2,137
Southern California Edison Co. 2.95% 2/1/2051	6,231	3,654
Southern California Edison Co. 3.45% 2/1/2052	5,983	3,764
Southern California Edison Co. 5.75% 4/15/2054	3,981	3,571
Southern California Edison Co. 5.90% 3/1/2055	3,000	2,747
Southern California Edison Co. 6.20% 9/15/2055	1,812	1,737
Southwestern Electric Power Co. 3.25% 11/1/2051	675	437
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (a)(g)	3,500	3,488
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (a)	1,200	1,196
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(g)	6,796	7,073
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (a)(g)	957	864
Starbucks Corp. 4.80% 5/15/2030	4,280	4,335
Starbucks Corp. 5.40% 5/15/2035	1,493	1,522
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (e)(f)(g)	1,336	1,338
Starwood Property Trust, Inc. 6.50% 7/1/2030 (g)	75	78
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	2,124	2,150
Station Casinos, LLC 6.625% 3/15/2032 (g)	205	210
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (e)(f)(g)	5,002	5,002
Stillwater Mining Co. 4.00% 11/16/2026 (b)	9,642	9,426
Stryker Corp. 4.85% 2/10/2030	3,580	3,654
Stryker Corp. 5.20% 2/10/2035	2,700	2,753
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (g)	235	208
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (g)	695	712
Sunoco, LP 7.00% 5/1/2029 (g)	195	203

30	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Sunoco, LP 4.50% 5/15/2029	USD1,375	$1,336
Sunoco, LP 4.50% 4/30/2030	160	154
Sunoco, LP 6.25% 7/1/2033 (g)	275	280
Superior Plus, LP 4.50% 3/15/2029 (g)	148	142
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (g)	530	541
Surgery Center Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 12/19/2030 (e)(i)	89	89
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (e)(f)(g)	41,079	40,843
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (a)(g)	1,400	1,398
Synopsys, Inc. 5.00% 4/1/2032	3,050	3,091
Synopsys, Inc. 5.15% 4/1/2035	14,215	14,334
Synopsys, Inc. 5.70% 4/1/2055	4,741	4,717
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	4,510	4,512
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	868	873
Talen Energy Supply, LLC 8.625% 6/1/2030 (g)	1,520	1,630
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (e)(i)	421	423
Talos Production, Inc. 9.00% 2/1/2029 (g)	850	871
Talos Production, Inc. 9.375% 2/1/2031 (g)	620	633
Tampa Electric Co. 5.15% 3/1/2035	1,870	1,880
Targa Resources Corp. 5.55% 8/15/2035	2,171	2,183
Tencent Holdings, Ltd. 3.975% 4/11/2029	250	248
Tencent Holdings, Ltd. 2.39% 6/3/2030 (g)	300	275
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,535	1,225
Tencent Holdings, Ltd. 3.84% 4/22/2051	4,082	3,082
Tenet Healthcare Corp. 4.625% 6/15/2028	850	840
Tenet Healthcare Corp. 6.75% 5/15/2031	720	745
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	6,700	6,574
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	2,820	2,838
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	461	523
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	204
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	855	616
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200	204
Texas Combined Tirz I, LLC 0% 12/7/2062 (g)(h)	100	100
Texas Instruments, Inc. 5.10% 5/23/2035	2,200	2,242
TGS ASA 8.50% 1/15/2030 (g)	435	451
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	200	168
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	200	123
The Dun & Bradstreet Corp., Term Loan B, 0% 7/1/2032 (i)	— (k)	— (k)
The Dun & Bradstreet Corp., Term Loan, 0% 9/30/2032 (i)	— (k)	— (k)
Tidewater, Inc. 9.125% 7/15/2030 (g)	80	82
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	5,609	5,304
T-Mobile USA, Inc. 5.05% 7/15/2033	946	953
T-Mobile USA, Inc. 5.75% 1/15/2054	265	260
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	500	493
TotalEnergies Capital SA 5.488% 4/5/2054	2,435	2,346
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (e)(f)(g)	1,006	1,027
TransDigm, Inc. 6.375% 3/1/2029 (g)	300	308
TransDigm, Inc. 4.875% 5/1/2029	500	492
TransDigm, Inc. 6.875% 12/15/2030 (g)	135	140
TransDigm, Inc. 6.625% 3/1/2032 (g)	275	285
TransDigm, Inc. 6.375% 5/31/2033 (g)	380	381
Transocean Aquila, Ltd. 8.00% 9/30/2028 (g)	61	62
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (g)	1,088	1,105
Transocean, Inc. 8.25% 5/15/2029 (g)	185	171
Transocean, Inc. 8.75% 2/15/2030 (g)	296	305
Transocean, Inc. 8.50% 5/15/2031 (g)	415	371
Transocean, Inc. 6.80% 3/15/2038	625	440
Travel + Leisure Co. 4.625% 3/1/2030 (g)	250	240
TreeHouse Foods, Inc. 4.00% 9/1/2028	410	374
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (g)(h)	600	600
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (f)(g)	1,467	1,474
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (f)(g)	317	316
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (f)(g)	3,225	3,182
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (g)	500	531
Trinidad Generation Unlimited 7.75% 6/16/2033 (g)	390	404
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.469% 1/20/2032 (e)(f)(g)	1,755	1,755
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	1,484	1,507

Capital World Bond Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (e)(i)	USD845	$857
Turkey (Republic of) 7.125% 7/17/2032	8,960	8,979
Turkey (Republic of) 6.00% 1/14/2041	2,240	1,852
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (f)(g)	4,558	4,562
U.S. Treasury 3.125% 8/15/2025 (n)	2,500	2,496
U.S. Treasury 0.25% 10/31/2025	25	25
U.S. Treasury 3.00% 10/31/2025	11	11
U.S. Treasury 4.50% 11/15/2025	29	29
U.S. Treasury 4.25% 1/31/2026	11,091	11,093
U.S. Treasury 0.75% 3/31/2026	2,000	1,951
U.S. Treasury 2.25% 3/31/2026	25	25
U.S. Treasury 0.75% 4/30/2026	1,156	1,125
U.S. Treasury 4.875% 4/30/2026	28,655	28,840
U.S. Treasury 3.625% 5/15/2026	85	84
U.S. Treasury 0.875% 6/30/2026	2,880	2,793
U.S. Treasury 4.50% 7/15/2026	11,597	11,660
U.S. Treasury 4.375% 7/31/2026	2,700	2,711
U.S. Treasury 4.625% 9/15/2026	7,692	7,756
U.S. Treasury 0.875% 9/30/2026	8,176	7,877
U.S. Treasury 4.125% 10/31/2026	19,900	19,957
U.S. Treasury 2.00% 11/15/2026	1,500	1,463
U.S. Treasury 4.625% 11/15/2026	1,658	1,674
U.S. Treasury 1.625% 11/30/2026	25	24
U.S. Treasury 4.375% 12/15/2026	6,506	6,555
U.S. Treasury 4.25% 12/31/2026	3,000	3,018
U.S. Treasury 4.00% 1/15/2027	22	22
U.S. Treasury 2.25% 2/15/2027	4,550	4,439
U.S. Treasury 4.125% 2/15/2027	11,699	11,756
U.S. Treasury 2.50% 3/31/2027	3,852	3,771
U.S. Treasury 4.50% 4/15/2027	1,247	1,263
U.S. Treasury 0.50% 4/30/2027	300	283
U.S. Treasury 2.375% 5/15/2027	2,160	2,107
U.S. Treasury 2.625% 5/31/2027	2,170	2,125
U.S. Treasury 3.75% 6/30/2027	15,444	15,455
U.S. Treasury 4.375% 7/15/2027	1,096	1,110
U.S. Treasury 2.75% 7/31/2027	3,900	3,824
U.S. Treasury 4.125% 9/30/2027 (n)	38,082	38,428
U.S. Treasury 3.875% 11/30/2027	5,250	5,270
U.S. Treasury 2.75% 2/15/2028	310	303
U.S. Treasury 1.125% 2/29/2028	8,937	8,358
U.S. Treasury 4.00% 2/29/2028	5,688	5,731
U.S. Treasury 1.25% 3/31/2028	1,244	1,165
U.S. Treasury 3.625% 3/31/2028	— (k)	— (k)
U.S. Treasury 1.25% 5/31/2028	1,715	1,600
U.S. Treasury 3.625% 5/31/2028	350	349
U.S. Treasury 3.875% 6/15/2028	20	21
U.S. Treasury 2.875% 8/15/2028	1,030	1,005
U.S. Treasury 1.125% 8/31/2028	10,000	9,234
U.S. Treasury 4.375% 8/31/2028	7,970	8,128
U.S. Treasury 4.625% 4/30/2029	54,662	56,376
U.S. Treasury 4.50% 5/31/2029	1,450	1,490
U.S. Treasury 3.25% 6/30/2029	1,700	1,669
U.S. Treasury 4.25% 6/30/2029	424	432
U.S. Treasury 4.125% 10/31/2029	20,068	20,357
U.S. Treasury 4.125% 11/30/2029	5,919	6,006
U.S. Treasury 3.875% 12/31/2029	2,000	2,008
U.S. Treasury 1.50% 2/15/2030	240	217
U.S. Treasury 4.00% 3/31/2030	1,034	1,043
U.S. Treasury 0.625% 5/15/2030 (n)	86,864	74,731
U.S. Treasury 3.75% 5/31/2030	11,114	11,089
U.S. Treasury 0.625% 8/15/2030	20	17
U.S. Treasury 4.625% 9/30/2030	2,880	2,988
U.S. Treasury 4.375% 11/30/2030	7,800	8,001
U.S. Treasury 4.25% 2/28/2031	1,900	1,936
U.S. Treasury 4.125% 3/31/2031	1,900	1,924
U.S. Treasury 1.625% 5/15/2031	2,810	2,477
U.S. Treasury 1.25% 8/15/2031	1,114	953
U.S. Treasury 4.125% 10/31/2031	768	776

32	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
U.S. Treasury 1.375% 11/15/2031	USD2,800	$2,396
U.S. Treasury 4.125% 11/30/2031	2,270	2,293
U.S. Treasury 2.875% 5/15/2032	18,675	17,423
U.S. Treasury 3.875% 8/15/2033 (n)	38,198	37,628
U.S. Treasury 4.50% 11/15/2033	1,053	1,081
U.S. Treasury 4.375% 5/15/2034 (n)	32,438	32,958
U.S. Treasury 3.875% 8/15/2034	3,369	3,290
U.S. Treasury 4.25% 11/15/2034	11,185	11,221
U.S. Treasury 4.25% 5/15/2035 (n)	67,008	67,097
U.S. Treasury 4.50% 8/15/2039	2,270	2,261
U.S. Treasury 4.375% 11/15/2039	1,000	981
U.S. Treasury 4.625% 2/15/2040	250	251
U.S. Treasury 1.125% 8/15/2040	2,473	1,522
U.S. Treasury 1.875% 2/15/2041	11,036	7,591
U.S. Treasury 2.25% 5/15/2041	7,922	5,756
U.S. Treasury 1.75% 8/15/2041	6,737	4,472
U.S. Treasury 2.00% 11/15/2041	669	460
U.S. Treasury 3.125% 11/15/2041	100	82
U.S. Treasury 2.375% 2/15/2042	1,803	1,311
U.S. Treasury 3.25% 5/15/2042	4,936	4,083
U.S. Treasury 2.75% 8/15/2042	100	77
U.S. Treasury 2.75% 11/15/2042	1,480	1,128
U.S. Treasury 4.00% 11/15/2042	245	224
U.S. Treasury 3.875% 2/15/2043	160	143
U.S. Treasury 2.875% 5/15/2043	1,800	1,388
U.S. Treasury 3.875% 5/15/2043	11,170	9,976
U.S. Treasury 3.625% 8/15/2043	1,230	1,058
U.S. Treasury 4.375% 8/15/2043	111	105
U.S. Treasury 4.75% 11/15/2043	670	670
U.S. Treasury 4.50% 2/15/2044	4,246	4,104
U.S. Treasury 3.375% 5/15/2044	1,550	1,276
U.S. Treasury 2.50% 2/15/2045	1,900	1,338
U.S. Treasury 4.75% 2/15/2045	1,167	1,160
U.S. Treasury 3.00% 5/15/2045	30	23
U.S. Treasury 2.875% 8/15/2045	1,250	934
U.S. Treasury 2.50% 2/15/2046	2,510	1,739
U.S. Treasury 2.75% 8/15/2047	3,455	2,462
U.S. Treasury 3.00% 2/15/2048	673	500
U.S. Treasury 3.125% 5/15/2048	800	607
U.S. Treasury 3.00% 8/15/2048	896	663
U.S. Treasury 2.25% 8/15/2049	256	161
U.S. Treasury 2.375% 11/15/2049	258	166
U.S. Treasury 2.00% 2/15/2050 (n)	20,560	12,074
U.S. Treasury 1.25% 5/15/2050	12,110	5,817
U.S. Treasury 1.375% 8/15/2050	1,835	905
U.S. Treasury 1.875% 2/15/2051	1,762	990
U.S. Treasury 2.375% 5/15/2051	2,239	1,421
U.S. Treasury 2.00% 8/15/2051 (n)	37,600	21,674
U.S. Treasury 1.875% 11/15/2051	2,099	1,168
U.S. Treasury 2.25% 2/15/2052 (n)	57,500	35,115
U.S. Treasury 2.875% 5/15/2052	3,157	2,222
U.S. Treasury 3.00% 8/15/2052	1,843	1,330
U.S. Treasury 4.00% 11/15/2052	5,190	4,542
U.S. Treasury 3.625% 2/15/2053	383	313
U.S. Treasury 3.625% 5/15/2053	7,444	6,070
U.S. Treasury 4.125% 8/15/2053	600	536
U.S. Treasury 4.75% 11/15/2053	2,087	2,067
U.S. Treasury 4.25% 2/15/2054	3,025	2,761
U.S. Treasury 4.625% 5/15/2054	24,131	23,434
U.S. Treasury 4.25% 8/15/2054	626	571
U.S. Treasury 4.50% 11/15/2054	627	598
U.S. Treasury 4.625% 2/15/2055 (n)	29,782	28,989
U.S. Treasury 4.75% 5/15/2055	794	789
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)	18,063	9,844
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (d)	1,002	794
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (d)(n)	45,351	41,518
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (d)	7,304	7,061
Uber Technologies, Inc. 7.50% 9/15/2027 (g)	298	301

Capital World Bond Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Uber Technologies, Inc. 6.25% 1/15/2028 (g)	USD575	$578
Uber Technologies, Inc. 4.50% 8/15/2029 (g)	225	224
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028) (a)(c)(g)	3,799	3,741
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(g)	2,000	2,054
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(g)	4,000	3,918
UKG, Inc. 6.875% 2/1/2031 (g)	1,282	1,331
UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030) (a)(g)	16,050	15,964
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (f)(l)	5,547	4,600
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (f)(l)	1,132	1,019
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (f)(l)	239	222
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (f)(l)	8,934	9,079
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (f)(l)	3	3
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (f)(l)	18,356	16,523
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (f)(l)	505	470
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (f)(l)	613	632
Union Electric Co. 5.25% 4/15/2035	4,648	4,749
Union Pacific Corp. 5.10% 2/20/2035	2,261	2,301
Union Pacific Corp. 4.30% 3/1/2049	1,550	1,287
Unisys Corp. 10.625% 1/15/2031 (g)	431	444
United Mexican States 4.875% 5/19/2033	210	199
United Mexican States 6.00% 5/7/2036	420	416
United Mexican States 6.875% 5/13/2037	3,025	3,162
United Mexican States 6.625% 1/29/2038	640	651
United Mexican States 6.338% 5/4/2053	3,120	2,871
United Mexican States 6.40% 5/7/2054	910	840
United Mexican States 7.375% 5/13/2055	1,110	1,149
United Mexican States 3.771% 5/24/2061	1,300	771
United Mexican States 3.75% 4/19/2071	1,260	717
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.077% 5/1/2031 (e)(i)	531	538
United Rentals (North America), Inc. 3.875% 2/15/2031	840	790
United Rentals (North America), Inc. 6.125% 3/15/2034 (g)	100	103
UnitedHealth Group, Inc. 5.15% 7/15/2034	1,917	1,937
UnitedHealth Group, Inc. 5.30% 6/15/2035	4,133	4,214
UnitedHealth Group, Inc. 5.625% 7/15/2054	3,943	3,828
UnitedHealth Group, Inc. 5.95% 6/15/2055	2,125	2,160
Universal Entertainment Corp. 9.875% 8/1/2029 (g)	400	391
Univision Communications, Inc. 6.625% 6/1/2027 (g)	200	200
Univision Communications, Inc. 8.00% 8/15/2028 (g)	830	843
Univision Communications, Inc. 4.50% 5/1/2029 (g)	1,775	1,616
Univision Communications, Inc. 7.375% 6/30/2030 (g)	40	39
US Foods, Inc. 4.625% 6/1/2030 (g)	585	570
USI, Inc. 7.50% 1/15/2032 (g)	200	211
Vail Resorts, Inc. 5.625% 7/15/2030 (g)	200	201
Vail Resorts, Inc. 6.50% 5/15/2032 (g)	325	336
Vale Overseas, Ltd. 3.75% 7/8/2030	5	5
Vale Overseas, Ltd. 6.40% 6/28/2054	2,085	2,051
Valvoline, Inc. 3.625% 6/15/2031 (g)	758	687
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (g)	200	205
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (e)(h)(i)(j)	112	61
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (e)(h)(i)(j)	112	62
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (e)(h)(i)(j)	185	102
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (g)	610	576
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (g)	189	195
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (g)	1,215	1,125
Venture Global LNG, Inc. 8.125% 6/1/2028 (g)	500	517
Venture Global LNG, Inc. 9.50% 2/1/2029 (g)	500	545
Venture Global LNG, Inc. 7.00% 1/15/2030 (g)	495	501
Venture Global LNG, Inc. 8.375% 6/1/2031 (g)	70	73
Venture Global LNG, Inc. 9.875% 2/1/2032 (g)	239	258
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (g)	520	557
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (g)	750	750
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (g)	150	162
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (g)	555	555
Veralto Corp. 5.35% 9/18/2028	3,250	3,351

34	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Veralto Corp. 5.45% 9/18/2033	USD1,500	$1,548
Veritiv Operating Co. 10.50% 11/30/2030 (g)	235	255
Verizon Communications, Inc. 5.25% 4/2/2035	764	771
Verizon Communications, Inc. 3.40% 3/22/2041	1,800	1,389
Verizon Communications, Inc. 3.55% 3/22/2051	794	568
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(f)(g)	4,071	4,118
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (e)(f)(g)	5,916	5,930
Viasat, Inc. 5.625% 4/15/2027 (g)	630	628
Viasat, Inc. 6.50% 7/15/2028 (g)	825	780
Viasat, Inc. 7.50% 5/30/2031 (g)	575	499
Viatris, Inc. 4.00% 6/22/2050	3,528	2,352
VICI Properties, LP 4.50% 1/15/2028 (g)	642	639
VICI Properties, LP 4.75% 2/15/2028	2,064	2,076
VICI Properties, LP 4.95% 2/15/2030	2,267	2,281
VICI Properties, LP 5.625% 4/1/2035	787	795
Vital Energy, Inc. 7.875% 4/15/2032 (g)	265	227
Voyager Parent, LLC 9.25% 7/1/2032 (g)	1,380	1,437
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (e)(i)	365	362
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,145	1,121
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	310	289
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	470	395
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	390	263
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,679	1,179
Warrior Met Coal, Inc. 7.875% 12/1/2028 (g)	152	155
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (g)	522	520
Waste Pro USA, Inc. 7.00% 2/1/2033 (g)	145	151
Weatherford International, Ltd. 8.625% 4/30/2030 (g)	618	637
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	4,494	3,833
WESCO Distribution, Inc. 6.625% 3/15/2032 (g)	725	754
WESCO Distribution, Inc. 6.375% 3/15/2033 (g)	1,005	1,039
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (f)(g)	316	316
Westpac Banking Corp. 2.963% 11/16/2040	400	296
WEX, Inc. 6.50% 3/15/2033 (g)	325	328
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (g)	235	234
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(g)	963	964
WMG Acquisition Corp. 3.75% 12/1/2029 (g)	845	793
WMG Acquisition Corp. 3.875% 7/15/2030 (g)	1,010	945
WMG Acquisition Corp. 3.00% 2/15/2031 (g)	605	549
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (a)(b)(j)	151	153
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(b)(j)	686	694
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (g)	830	812
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (g)	277	296
X Corp., Term Loan B3, 9.50% 10/26/2029 (i)	350	341
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (e)(i)	244	238
X.Ai Corp. 12.50% 6/30/2030	420	420
Xcel Energy, Inc. 2.35% 11/15/2031	535	463
Xcel Energy, Inc. 5.50% 3/15/2034	5,232	5,318
Xcel Energy, Inc. 5.60% 4/15/2035	8,211	8,387
Xerox Holdings Corp. 5.50% 8/15/2028 (g)	212	162
Xerox Holdings Corp. 8.875% 11/30/2029 (g)	248	187
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	155
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (g)	375	401
		4,870,377
Total bonds, notes & other debt instruments (cost: $9,720,971,000)		9,649,563
Convertible bonds & notes 0.03%
U.S. dollars 0.03%
Airbnb, Inc., convertible notes, 0% 3/15/2026	543	525
Carnival Corp., convertible notes, 5.75% 12/1/2027	195	429
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026	150	173
Duke Energy Corp., convertible notes, 4.125% 4/15/2026	230	244
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (j)	160	188

Capital World Bond Fund	35

Convertible bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
Marriott Vacations Worldwide Corp., convertible notes, 3.25% 12/15/2027		USD236	$220
PENN Entertainment, Inc. 2.75% 5/15/2026		87	91
Royal Caribbean Cruises, Ltd., convertible notes, 6.00% 8/15/2025		152	960
			2,830
Total convertible bonds & notes (cost: $2,015,000)			2,830
Preferred securities 0.00%		Shares
U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (g)(h)(o)		277	398
Total preferred securities (cost: $287,000)			398
Common stocks 0.02%
Norwegian kroner 0.01%
Constellation Oil Services Holding SA (NDR) (o)		2,781,684	1,242

U.S. dollars 0.01%
Aimbridge Topco, LLC (h)(o)		3,074	231
New Fortress Energy, Inc., Class A (o)		35,169	117
Endo GUC Trust, Class A1 (g)(o)		45,666	26
Endo, Inc., 1L 6.125% Escrow (h)(o)		805,000	— (k)
Endo, Inc. (o)		14	— (k)
DSG TopCo, Inc. (o)		1,681	26
Altera Infrastructure, LP (h)		77	2
Bighorn Permian Resources, LLC (h)		2,668	— (k)
Party City Holdco, Inc. (h)(o)		8,980	— (k)
Party City Holdco, Inc. (g)(h)(o)		89	— (k)
Venator Materials PLC (h)(o)		706	— (k)
			402
Total common stocks (cost: $2,248,000)			1,644
Investment funds 0.00%
Capital Group Central Corporate Bond Fund (p)		25,772	218
Total investment funds (cost: $209,000)			218
Short-term securities 4.46%
Money market investments 4.20%
Capital Group Central Cash Fund 4.35% (p)(q)		4,262,747	426,274
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.26%
Egypt (Arab Republic of) 9/9/2025	21.361%	EGP699,075	13,372
Egypt (Arab Republic of) 11/11/2025	20.307	68,250	1,249
Egypt (Arab Republic of) 12/16/2025	22.431	67,300	1,203
Egypt (Arab Republic of) 1/6/2026	19.531	24,975	441
Egypt (Arab Republic of) 1/20/2026	20.639	1,625	28
Egypt (Arab Republic of) 5/26/2026	19.554	126,775	2,084
Egypt (Arab Republic of) 6/2/2026	19.637	39,525	648

36	Capital World Bond Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. (continued)
Italy (Republic of) 8/14/2025	1.923%	EUR3,480	$4,090
Italy (Republic of) 9/12/2025	1.921	1,990	2,335
Nigeria (Republic of) 12/16/2025	22.546	NGN1,110,235	645
			26,095
Total short-term securities (cost: $452,018,000)			452,369
Options purchased (equity style) 0.00%
Options purchased (equity style) *			527
Total options purchased (equity style) (cost: $812,000)			527
Total investment securities 99.64% (cost: $10,178,560,000)			10,107,549
Total options written (equity style) † 0.00% (premium received: $838,000)			(80)
Other assets less liabilities 0.36%			36,071
Net assets 100.00%			$10,143,540
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	50	9/12/2025	USD97.00	USD12,500	$2
3 Month SOFR Futures Options	10	9/12/2025	98.00	2,500	— (k)
3 Month SOFR Futures Options	700	12/12/2025	97.00	175,000	127
3 Month SOFR Futures Options	700	12/12/2025	97.50	175,000	70
3 Month SOFR Futures Options	1,317	12/12/2025	98.00	329,250	66
					$265
Put
10 Year U.S. Treasury Note Futures Options	84	7/3/2025	USD111.25	USD8,400	$4
3 Month SOFR Futures Options	600	12/12/2025	95.69	150,000	15
					$19
					$284
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.43	GBP25,000	$243
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.49	GBP(25,000)	$(80)

Capital World Bond Fund	37

Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	5,656	7/25/2025	EUR129.00	EUR565,600	$442
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	(5,656)	7/25/2025	EUR128.00	EUR(565,600)	$(271)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	118	9/2/2025	USD47,066	$(3)
3 Month SOFR Futures	Short	8	9/17/2025	(1,913)	— (k)
3 Month SONIA Futures	Long	1,017	3/18/2026	336,380	1,022
3 Month SOFR Futures	Short	116	3/18/2026	(27,936)	(2)
2 Year Italy Government Bond Futures	Long	2,122	9/10/2025	269,820	(120)
2 Year Euro-Schatz Futures	Short	2,270	9/10/2025	(286,781)	347
2 Year Canadian Government Bond Futures	Long	2,731	9/29/2025	211,912	160
2 Year U.S. Treasury Note Futures	Long	2,168	10/3/2025	450,995	654
3 Year Australian Treasury Bond Futures	Long	45	9/16/2025	3,191	(2)
5 Year Euro-Bobl Futures	Long	1,981	9/10/2025	274,609	(616)
5 Year Canadian Government Bond Futures	Long	1,449	9/29/2025	121,421	380
5 Year U.S. Treasury Note Futures	Long	4,313	10/3/2025	470,117	4,975
10 Year French Government Bond Futures	Long	17	9/10/2025	2,480	(9)
10 Year Italy Government Bond Futures	Short	354	9/10/2025	(50,456)	(137)
10 Year Euro-Bund Futures	Short	3,948	9/10/2025	(605,269)	3,433
10 Year Australian Treasury Bond Futures	Short	943	9/15/2025	(71,137)	(779)
10 Year Japanese Government Bond Futures	Short	691	9/22/2025	(667,080)	(2,264)
10 Year Canadian Government Bond Futures	Long	985	9/29/2025	88,247	467
10 Year UK Gilt Futures	Long	2,256	9/30/2025	288,086	4,162
10 Year U.S. Treasury Note Futures	Long	1,015	9/30/2025	113,807	2,149
10 Year Ultra U.S. Treasury Note Futures	Short	242	9/30/2025	(27,652)	(311)
20 Year U.S. Treasury Bond Futures	Long	1,443	9/30/2025	166,622	5,967
30 Year Euro-Buxl Futures	Short	325	9/10/2025	(45,458)	483
30 Year Ultra U.S. Treasury Bond Futures	Short	789	9/30/2025	(93,990)	(2,789)
					$17,167

38	Capital World Bond Fund

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	27,744	USD	37,416	Morgan Stanley	7/1/2025	$667
EUR	5,440	USD	6,164	BNP Paribas	7/1/2025	244
EUR	2,520	USD	2,956	HSBC Bank	7/1/2025	12
GBP	14,432	USD	19,799	Morgan Stanley	7/1/2025	12
EUR	115	USD	135	HSBC Bank	7/1/2025	1
USD	38,060	GBP	27,744	Morgan Stanley	7/1/2025	(23)
USD	6,382	EUR	5,440	HSBC Bank	7/1/2025	(27)
USD	2,986	EUR	2,635	BNP Paribas	7/1/2025	(118)
USD	19,464	GBP	14,432	Morgan Stanley	7/1/2025	(347)
JPY	5,276,820	USD	36,389	Goldman Sachs	7/7/2025	283
EUR	103,620	USD	119,062	Citibank	7/8/2025	3,062
USD	61,647	EUR	55,750	BNP Paribas	7/8/2025	(4,059)
MYR	4,173	USD	986	BNP Paribas	7/9/2025	5
MYR	7,127	USD	1,688	JPMorgan Chase	7/9/2025	4
MYR	2,690	USD	638	JPMorgan Chase	7/9/2025	— (k)
CLP	586,782	USD	631	Morgan Stanley	7/9/2025	(1)
USD	628	CLP	592,007	Citibank	7/9/2025	(8)
USD	624	PEN	2,268	Morgan Stanley	7/9/2025	(16)
EUR	166,649	USD	191,614	HSBC Bank	7/10/2025	4,825
EUR	340	USD	399	Barclays Bank PLC	7/10/2025	2
EUR	140	USD	164	Barclays Bank PLC	7/10/2025	1
NOK	13,330	USD	1,321	Morgan Stanley	7/10/2025	1
RON	54	USD	12	Goldman Sachs	7/10/2025	— (k)
USD	220	EUR	190	Citibank	7/10/2025	(4)
USD	241	EUR	210	Goldman Sachs	7/10/2025	(6)
USD	228	EUR	200	Citibank	7/10/2025	(7)
USD	229	EUR	200	Citibank	7/10/2025	(7)
USD	1,299	SEK	12,350	Barclays Bank PLC	7/10/2025	(7)
USD	746	COP	3,106,876	UBS AG	7/10/2025	(14)
USD	837	EUR	730	Citibank	7/10/2025	(24)
USD	1,153	EUR	1,010	Citibank	7/10/2025	(38)
USD	4,849	EUR	4,180	Citibank	7/10/2025	(78)
USD	3,594	EUR	3,115	JPMorgan Chase	7/10/2025	(78)
USD	6,752	EUR	5,820	Citibank	7/10/2025	(108)
USD	5,689	EUR	4,930	Citibank	7/10/2025	(122)
USD	6,139	EUR	5,320	Citibank	7/10/2025	(132)
USD	96,214	EUR	84,392	Morgan Stanley	7/10/2025	(3,263)
USD	81	GBP	60	Citibank	7/11/2025	(1)
USD	2,053	GBP	1,513	UBS AG	7/11/2025	(24)
EUR	148,063	USD	169,669	Standard Chartered Bank	7/14/2025	4,913
CNH	1,756,731	USD	245,063	Citibank	7/14/2025	636
BRL	46,673	USD	8,147	Citibank	7/14/2025	413
ILS	14,850	USD	4,261	HSBC Bank	7/14/2025	148
AUD	37,148	USD	24,337	Citibank	7/14/2025	118
GBP	5,450	USD	7,369	Morgan Stanley	7/14/2025	112
CLP	6,262,533	USD	6,678	Morgan Stanley	7/14/2025	45
PLN	2,326	USD	626	Goldman Sachs	7/14/2025	19
PLN	1,231	USD	331	JPMorgan Chase	7/14/2025	10
CLP	1,165,735	USD	1,242	Citibank	7/14/2025	9
RON	1,632	USD	369	UBS AG	7/14/2025	9
TRY	56,149	USD	1,386	Citibank	7/14/2025	7
CLP	594,950	USD	633	Citibank	7/14/2025	6
TRY	25,618	USD	633	Citibank	7/14/2025	3
CLP	290,185	USD	309	Citibank	7/14/2025	2
USD	6,056	NOK	61,020	Citibank	7/14/2025	1
TRY	5,108	USD	126	JPMorgan Chase	7/14/2025	1
CLP	594,415	USD	639	Citibank	7/14/2025	(1)
USD	74	HUF	25,544	BNP Paribas	7/14/2025	(1)
USD	587	PLN	2,162	JPMorgan Chase	7/14/2025	(12)
USD	687	PLN	2,565	Citibank	7/14/2025	(24)
USD	20,270	INR	1,741,130	Standard Chartered Bank	7/14/2025	(32)
USD	14,607	AUD	22,295	Citibank	7/14/2025	(71)

Capital World Bond Fund	39

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	12,403	IDR	202,478,000	HSBC Bank	7/14/2025	$(84)
USD	2,983	BRL	16,937	Citibank	7/14/2025	(123)
USD	32,892	BRL	188,423	Citibank	7/14/2025	(1,666)
USD	78,687	EUR	68,667	Standard Chartered Bank	7/14/2025	(2,279)
EUR	8,837	USD	10,104	BNP Paribas	7/15/2025	317
CAD	20,270	USD	14,819	Bank of New York Mellon	7/15/2025	78
PLN	3,506	USD	949	Citibank	7/15/2025	23
PLN	2,328	USD	636	Citibank	7/15/2025	9
HUF	48,637	USD	138	Citibank	7/15/2025	5
MXN	8,844	USD	465	Citibank	7/15/2025	5
CZK	2,385	USD	110	UBS AG	7/15/2025	4
PLN	388	USD	104	UBS AG	7/15/2025	4
THB	20,336	USD	624	UBS AG	7/15/2025	4
ZAR	3,830	USD	212	UBS AG	7/15/2025	4
HUF	7,613	USD	22	Goldman Sachs	7/15/2025	1
THB	30,506	USD	940	Citibank	7/15/2025	1
ZAR	9,925	USD	559	UBS AG	7/15/2025	1
THB	974	USD	30	Citibank	7/15/2025	— (k)
USD	251	MXN	4,799	Citibank	7/15/2025	(5)
USD	5,965	EUR	5,153	Barclays Bank PLC	7/15/2025	(111)
USD	5,665	EUR	4,955	BNP Paribas	7/15/2025	(178)
EUR	307,355	USD	351,846	Citibank	7/16/2025	10,612
EUR	321,658	USD	369,985	Bank of America	7/16/2025	9,341
EUR	77,757	JPY	12,908,250	JPMorgan Chase	7/16/2025	1,888
EUR	34,802	GBP	29,590	BNP Paribas	7/16/2025	422
CNH	2,203,880	USD	307,951	HSBC Bank	7/16/2025	337
JPY	12,383,246	USD	85,842	Citibank	7/16/2025	315
CNH	685,234	USD	95,668	Citibank	7/16/2025	185
CZK	132,446	USD	6,143	Citibank	7/16/2025	170
EUR	2,010	USD	2,310	Goldman Sachs	7/16/2025	61
NZD	10,521	USD	6,407	UBS AG	7/16/2025	10
ZAR	11,174	USD	621	Goldman Sachs	7/16/2025	10
NZD	6,620	USD	4,031	UBS AG	7/16/2025	6
EUR	280	USD	325	Citibank	7/16/2025	5
EUR	200	USD	232	Citibank	7/16/2025	4
ZAR	15,597	USD	878	Goldman Sachs	7/16/2025	2
USD	12	EUR	10	Citibank	7/16/2025	— (k)
USD	80	EUR	70	Citibank	7/16/2025	(2)
USD	561	ZAR	9,978	Goldman Sachs	7/16/2025	(2)
USD	196	EUR	170	Citibank	7/16/2025	(4)
USD	258	EUR	225	Citibank	7/16/2025	(8)
USD	378	EUR	330	Citibank	7/16/2025	(11)
USD	878	EUR	755	Citibank	7/16/2025	(12)
USD	15,911	CNH	113,870	HSBC Bank	7/16/2025	(17)
USD	7,572	JPY	1,092,332	Citibank	7/16/2025	(28)
USD	1,763	EUR	1,520	Citibank	7/16/2025	(29)
USD	2,751	EUR	2,400	Citibank	7/16/2025	(79)
USD	44,205	CNH	316,620	Citibank	7/16/2025	(86)
USD	52,733	EUR	45,845	Bank of America	7/16/2025	(1,331)
USD	45,852	EUR	40,192	Morgan Stanley	7/16/2025	(1,545)
JPY	13,605,347	EUR	81,585	JPMorgan Chase	7/16/2025	(1,552)
USD	120,173	EUR	103,620	UBS AG	7/16/2025	(2,025)
CAD	161,002	USD	118,036	Bank of New York Mellon	7/17/2025	307
JPY	16,183,737	USD	112,708	JPMorgan Chase	7/17/2025	(95)
GBP	14,261	USD	19,299	UBS AG	7/18/2025	279
COP	18,877,910	USD	4,472	Morgan Stanley	7/18/2025	136
PEN	9,560	USD	2,624	Citibank	7/18/2025	74
KRW	5,265,257	USD	3,849	Citibank	7/18/2025	47
IDR	98,991,240	USD	6,079	Citibank	7/18/2025	30
GBP	780	USD	1,058	Bank of America	7/18/2025	12
USD	316	GBP	230	Bank of New York Mellon	7/18/2025	— (k)
USD	464	COP	1,959,003	Morgan Stanley	7/18/2025	(14)

40	Capital World Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	27,929	KRW	38,206,020	Citibank	7/18/2025	$(340)
USD	27,213	GBP	20,110	UBS AG	7/18/2025	(393)
USD	101,312	BRL	566,676	Citibank	7/18/2025	(2,509)
MYR	142,610	USD	33,584	Standard Chartered Bank	7/21/2025	278
PLN	54,220	USD	14,816	Citibank	7/21/2025	218
MYR	128,765	USD	30,371	JPMorgan Chase	7/21/2025	203
THB	814,406	USD	24,965	Citibank	7/21/2025	169
SEK	259,730	USD	27,359	Morgan Stanley	7/21/2025	134
CZK	45,727	USD	2,123	Bank of New York Mellon	7/21/2025	57
ZAR	11,378	USD	636	Citibank	7/21/2025	5
USD	663	PLN	2,402	Citibank	7/21/2025	(3)
USD	627	ZAR	11,361	Bank of America	7/21/2025	(13)
USD	2,205	RON	9,620	Goldman Sachs	7/21/2025	(23)
USD	5,724	PLN	20,948	Citibank	7/21/2025	(84)
USD	6,116	MYR	26,777	HSBC Bank	7/21/2025	(242)
USD	9,145	MYR	40,092	BNP Paribas	7/21/2025	(374)
USD	8,879	MYR	39,070	Standard Chartered Bank	7/21/2025	(398)
USD	11,012	MYR	48,424	Standard Chartered Bank	7/21/2025	(486)
USD	19,892	MYR	87,495	Standard Chartered Bank	7/21/2025	(883)
USD	24,244	MYR	106,042	HSBC Bank	7/21/2025	(935)
USD	24,425	MYR	107,030	Standard Chartered Bank	7/21/2025	(988)
USD	2,568	EUR	2,210	Barclays Bank PLC	7/22/2025	(40)
JPY	2,647,499	USD	18,738	Standard Chartered Bank	7/22/2025	(304)
USD	35,929	EUR	31,220	UBS AG	7/24/2025	(911)
GBP	26,959	EUR	31,290	BNP Paribas	7/25/2025	85
HUF	221,239	USD	638	Barclays Bank PLC	7/25/2025	14
USD	37,509	EUR	32,820	HSBC Bank	7/25/2025	(1,221)
CHF	24,140	USD	30,106	Barclays Bank PLC	7/28/2025	436
MXN	357,580	USD	18,763	Morgan Stanley	7/28/2025	233
EUR	4,270	USD	4,935	Morgan Stanley	7/28/2025	105
EUR	1,110	USD	1,303	Barclays Bank PLC	7/28/2025	8
DKK	740	USD	116	Bank of America	7/28/2025	2
DKK	58,510	EUR	7,844	Bank of America	7/28/2025	— (k)
EUR	29,273	DKK	218,340	Bank of America	7/28/2025	— (k)
USD	12	EUR	10	UBS AG	7/28/2025	— (k)
USD	230	MXN	4,352	Citibank	7/28/2025	(1)
USD	3,723	NOK	37,620	Bank of America	7/28/2025	(10)
USD	1,802	DKK	11,540	Bank of America	7/28/2025	(24)
USD	7,603	MXN	144,897	Morgan Stanley	7/28/2025	(94)
USD	49,234	EUR	42,601	Morgan Stanley	7/28/2025	(1,049)
GBP	4,720	USD	6,437	Morgan Stanley	7/29/2025	43
USD	5,948	GBP	4,361	Morgan Stanley	7/29/2025	(39)
AUD	4,849	USD	3,176	Barclays Bank PLC	7/31/2025	17
NZD	927	USD	562	HSBC Bank	7/31/2025	4
IDR	12,000,000	USD	720	JPMorgan Chase	8/5/2025	22
EUR	28,255	USD	32,904	UBS AG	8/6/2025	467
CZK	214,330	USD	10,151	Citibank	8/6/2025	72
HUF	2,149,175	USD	6,291	HSBC Bank	8/6/2025	31
SGD	10,020	USD	7,886	Bank of America	8/6/2025	18
USD	6,240	GBP	4,540	JPMorgan Chase	8/6/2025	7
HUF	237,170	USD	694	HSBC Bank	8/6/2025	3
USD	9	CNH	62	Citibank	8/6/2025	— (k)
HUF	788,520	EUR	1,966	Goldman Sachs	8/6/2025	(3)
USD	41,678	EUR	35,790	UBS AG	8/6/2025	(591)
USD	296,336	EUR	254,470	UBS AG	8/6/2025	(4,205)
EUR	33,350	CAD	53,257	Citibank	8/7/2025	200
EUR	450	USD	531	Citibank	8/8/2025	— (k)
USD	41,507	EUR	35,370	Morgan Stanley	8/8/2025	(273)
EUR	5,440	USD	6,399	HSBC Bank	8/11/2025	28
GBP	27,744	USD	38,068	Morgan Stanley	8/11/2025	24
EUR	460	USD	543	Citibank	8/11/2025	— (k)
USD	135	EUR	115	HSBC Bank	8/11/2025	(1)

Capital World Bond Fund	41

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	19,803	GBP	14,432	Morgan Stanley	8/11/2025	$(12)
USD	2,964	EUR	2,520	HSBC Bank	8/11/2025	(13)
EUR	31,220	USD	35,877	HSBC Bank	9/12/2025	1,083
EUR	120,982	USD	139,327	JPMorgan Chase	9/17/2025	3,947
CNH	367,000	USD	51,308	Citibank	9/17/2025	295
EUR	7,080	USD	8,154	JPMorgan Chase	9/17/2025	231
GBP	10,500	USD	14,222	JPMorgan Chase	9/17/2025	198
CAD	36,500	USD	26,781	Citibank	9/17/2025	131
EUR	5,000	USD	5,833	UBS AG	9/17/2025	89
EUR	8,000	USD	9,413	UBS AG	9/17/2025	61
USD	3,548	JPY	500,000	HSBC Bank	9/17/2025	44
EUR	3,700	USD	4,338	Morgan Stanley	9/17/2025	43
SEK	77,000	USD	8,144	BNP Paribas	9/17/2025	38
CNH	33,000	USD	4,614	Citibank	9/17/2025	26
CAD	2,900	USD	2,128	Citibank	9/17/2025	10
USD	423	NZD	700	BNP Paribas	9/17/2025	(5)
USD	7,012	NOK	70,720	HSBC Bank	9/17/2025	(8)
USD	36,685	NOK	370,000	HSBC Bank	9/17/2025	(42)
USD	3,251	GBP	2,400	JPMorgan Chase	9/17/2025	(45)
USD	2,172	EUR	1,880	UBS AG	9/17/2025	(55)
USD	7,602	EUR	6,500	Morgan Stanley	9/17/2025	(96)
USD	26,058	MYR	110,000	Standard Chartered Bank	9/17/2025	(121)
USD	10,006	AUD	15,413	BNP Paribas	9/17/2025	(155)
USD	10,816	EUR	9,400	UBS AG	9/17/2025	(316)
USD	62,129	AUD	95,700	BNP Paribas	9/17/2025	(962)
						$11,153
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD955	$(1)	$—	$(1)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN124,260	28	—	28
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK716,270	(66)	—	(66)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(190)	—	(190)
SOFR	Annual	3.848%	Annual	11/15/2026	USD1,460	(4)	—	(4)
SOFR	Annual	3.8045%	Annual	12/15/2026	3,095	(8)	—	(8)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	57	—	57
4.1378%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	NOK825,730	178	—	178
4.135%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	824,270	174	—	174
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR68,700	(233)	—	(233)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	68,800	(237)	—	(237)
3.6763%	Annual	SONIA	Annual	4/25/2027	GBP12,020	12	—	12
1.80153486%	Annual	6-month EURIBOR	Semi-annual	4/29/2027	EUR46,480	(93)	(29)	(64)
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD175,500	146	—	146
2.478%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	6/30/2027	10,060	2	5	(3)
SOFR	Annual	3.62%	Annual	6/30/2027	USD10,426	(42)	—	(42)
SOFR	Annual	3.5042%	Annual	7/2/2027	13,670	— (k)	—	— (k)
1.9883%	Annual	6-month EURIBOR	Semi-annual	7/2/2027	EUR11,460	(3)	—	(3)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD139,970	143	—	143
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	19	—	19

42	Capital World Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.7428%	Annual	SONIA	Annual	10/3/2027	GBP6,200	$25	$—	$25
SONIA	Annual	5.1013%	Annual	10/7/2027	1,650	(72)	—	(72)
0.57520783%	Annual	SONIA	Annual	4/9/2028	10,370	(1,116)	(18)	(1,098)
2.09038353%	Annual	6-month EURIBOR	Semi-annual	4/27/2028	EUR47,240	(71)	(24)	(47)
4.4785%	Annual	SOFR	Annual	10/4/2028	USD500	17	—	17
8.845%	28-day	Overnight MXN-F-TIIE	28-day	11/17/2028	MXN16,677	35	—	35
3.968%	Annual	SONIA	Annual	2/16/2029	GBP89,140	1,454	—	1,454
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN35,830	323	—	323
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK205,915	(14)	—	(14)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD110,460	(251)	—	(251)
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK112,734	91	—	91
3.924%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	112,737	91	—	91
3.92%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	112,750	89	—	89
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR19,060	(9)	—	(9)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	19,060	(9)	—	(9)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,070	(12)	—	(12)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	17,750	53	—	53
3.825%	Annual	6-month NOK-NIBOR	Semi-annual	3/6/2030	NOK113,217	44	—	44
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	86,241	156	—	156
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	60,360	110	—	110
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	60,374	108	—	108
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	215,748	389	—	389
4.1558%	Annual	6-month NOK-NIBOR	Semi-annual	4/2/2030	141,010	246	—	246
3-month SEK-STIBOR	Quarterly	2.6312%	Annual	4/2/2030	SEK129,570	(304)	—	(304)
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR43,190	(118)	—	(118)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	43,210	(123)	—	(123)
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK460,010	(459)	—	(459)
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	459,990	(460)	—	(460)
3.6899%	Annual	SONIA	Annual	4/25/2030	GBP5,090	11	—	11
3.8948%	Annual	6-month NOK-NIBOR	Semi-annual	5/2/2030	NOK26,350	17	—	17
3-month SEK-STIBOR	Quarterly	2.3302%	Annual	5/2/2030	SEK22,340	(19)	—	(19)
Reference Index Rate NOT FOUND	Annual	4.16%	Annual	6/19/2030	ILS158,831	(742)	—	(742)
SOFR	Annual	3.762%	Annual	4/30/2032	USD7,003	(111)	—	(111)
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(75)	—	(75)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD400	(16)	—	(16)
SOFR	Annual	4.15%	Annual	5/15/2033	740	(29)	—	(29)
4.0135%	Annual	SOFR	Annual	8/21/2033	840	25	—	25
2.4763%	Annual	6-month EURIBOR	Semi-annual	5/2/2035	EUR3,000	(36)	—	(36)
3-month SEK-STIBOR	Quarterly	2.7542%	Annual	5/26/2035	SEK17,340	(37)	—	(37)
2.5828%	Annual	6-month EURIBOR	Semi-annual	7/2/2035	EUR2,030	(3)	—	(3)
6-month EURIBOR	Semi-annual	2.7107%	Annual	10/4/2039	1,800	12	—	12
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	(2,924)	(49)	(2,875)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(112)	—	(112)
1.0469%	Annual	SONIA	Annual	3/2/2052	70	(51)	—	(51)
SONIA	Annual	3.9322%	Annual	2/16/2054	22,700	2,637	—	2,637
6-month EURIBOR	Semi-annual	2.4677%	Annual	5/2/2055	EUR1,260	88	—	88
						$(1,270)	$(115)	$(1,155)

Capital World Bond Fund	43

Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL200,000	$(8)	$—	$(8)
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	18,589	(257)	—	(257)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	300,000	(1,722)	—	(1,722)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	300,000	(2,037)	—	(2,037)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	643,575	(5,582)	—	(5,582)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	358,750	2,156	—	2,156
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	98,690	671	—	671
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	72,455	460	—	460
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	43,955	279	—	279
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	236,580	(2,562)	—	(2,562)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	353,760	(8,422)	—	(8,422)
							$(17,024)	$—	$(17,024)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD179,023	$(3,958)	$(3,155)	$(803)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR138,288	(3,474)	(2,246)	(1,228)
CDX.EM.43	1.00%	Quarterly	6/20/2030	USD140,000	3,486	4,862	(1,376)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	112,280	(8,428)	(6,979)	(1,449)
					$(12,374)	$(7,518)	$(4,856)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (r) (000)	Value at 6/30/2025 (s) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR40,560	$4,446	$4,271	$175
Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$209	$5	$—	$—	$4	$218	$5
Short-term securities 4.20%
Money market investments 4.20%
Capital Group Central Cash Fund 4.35% (q)	421,730	2,190,996	2,186,337	(72)	(43)	426,274	11,242
Total 4.20%				$(72)	$(39)	$426,492	$11,247

44	Capital World Bond Fund

Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (a)	10/16/2024-12/4/2024	$11,428	$12,558	0.12%
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	11,603	11,446	0.11
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	9,077	9,426	0.09
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028) (a)	2/4/2021	3,795	3,466	0.04
General Motors Financial Co., Inc. 4.00% 7/10/2030	10/25/2024-10/31/2024	2,431	2,660	0.03
McDonald’s Corp. 4.00% 3/7/2030	11/14/2023	1,185	1,357	0.01
Linde PLC 3.00% 2/18/2033	6/11/2025	1,132	1,163	0.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(j)	6/23/2023-3/24/2025	671	694	0.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (a)(j)	10/22/2024-3/24/2025	147	153	0.00 (t)
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(i)	9/13/2023	529	542	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(i)	9/13/2023-6/13/2025	11	11	0.00 (t)
Total		$42,009	$43,476	0.43%

(a)	Step bond; coupon rate may change at a later date.
(b)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $43,476,000, which represented 0.43% of the net assets of the fund.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,076,835,000, which represented 10.62% of the net assets of the fund.

(h)	Value determined using significant unobservable inputs.
(i)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $19,840,000, which represented 0.20% of the net assets of the fund.

(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(k)	Amount less than one thousand.
(l)	Represents securities transacted on a TBA basis.
(m)	Scheduled interest and/or principal payment was not received.
(n)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $96,761,000, which represented 0.95% of the net assets of the fund.
(o)	Security did not produce income during the last 12 months.
(p)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 6/30/2025.
(r)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(s)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(t)	Amount less than 0.01%.

Capital World Bond Fund	45

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CMS = Constant Maturity Swap
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

F-TIIE = Funding Equilibrium Interbank Interest Rate
GBP = British pounds
GO = General Obligation
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NDR = Norwegian Depositary Receipts
NGN = Nigerian naira
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles

PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

46	Capital World Bond Fund

Financial statements
Statement of assets and liabilities at June 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $9,752,075)	$9,681,057
Affiliated issuers (cost: $426,485)	426,492	$10,107,549
Cash		2,953
Cash collateral pledged for futures contracts		106
Cash denominated in currencies other than U.S. dollars (cost: $6,238)		6,241
Unrealized appreciation on open forward currency contracts		49,359
Bilateral swaps, at value		3,566
Unrealized appreciation on unfunded commitments*		— †
Receivables for:
Sales of investments	66,605
Sales of fund’s shares	7,350
Dividends and interest	105,843
Variation margin on futures contracts	7,284
Variation margin on centrally cleared swap contracts	1,770
Variation margin on options (futures style)	530
Other	2,502	191,884
		10,361,658
Liabilities:
Unrealized depreciation on open forward currency contracts		38,206
Bilateral swaps, at value		20,590
Options written, at value (premium received: $838)		80
Payables for:
Purchases of investments	137,868
Repurchases of fund’s shares	8,284
Investment advisory services	3,539
Services provided by related parties	1,247
Trustees’ deferred compensation	312
Variation margin on futures contracts	3,729
Variation margin on centrally cleared swap contracts	2,218
Variation margin on options (futures style)	398
Other	1,647	159,242
Commitments and contingencies*
Net assets at June 30, 2025		$10,143,540
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,549,831
Total distributable earnings (accumulated loss)		(2,406,291)
Net assets at June 30, 2025		$10,143,540
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.
Refer to the notes to financial statements.

Capital World Bond Fund	47

Financial statements (continued)
Statement of assets and liabilities at June 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (611,088 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,237,205	194,920	$16.61
Class C	26,730	1,640	16.30
Class T	9	— *	16.55
Class F-1	69,472	4,194	16.57
Class F-2	662,150	39,953	16.57
Class F-3	1,015,279	61,203	16.59
Class 529-A	186,094	11,166	16.67
Class 529-C	3,573	217	16.47
Class 529-E	6,654	402	16.54
Class 529-T	11	1	16.57
Class 529-F-1	9	1	16.49
Class 529-F-2	33,778	2,034	16.60
Class 529-F-3	9	1	16.56
Class R-1	5,792	353	16.41
Class R-2	63,825	3,895	16.39
Class R-2E	5,733	346	16.56
Class R-3	83,127	5,014	16.58
Class R-4	55,568	3,349	16.59
Class R-5E	28,405	1,714	16.57
Class R-5	24,393	1,468	16.62
Class R-6	4,635,724	279,217	16.60
*
Amount less than one thousand.
Refer to the notes to financial statements.

48	Capital World Bond Fund

Financial statements (continued)
Statement of operations for the six months ended June 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $278)	$233,050
Dividends (includes $11,247 from affiliates)	11,304	$244,354
Fees and expenses*:
Investment advisory services	21,654
Distribution services	4,947
Transfer agent services	4,988
Administrative services	1,507
529 plan services	58
Reports to shareholders	300
Registration statement and prospectus	193
Trustees’ compensation	28
Auditing and legal	16
Custodian	343
Other	29	34,063
Net investment income		210,291
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2,786):
Unaffiliated issuers	(103,121)
Affiliated issuers	(72)
Options purchased (futures style)	(2,779)
Options written	2,144
Futures contracts	(7,866)
Forward currency contracts	33,424
Swap contracts	2,132
Currency transactions	(2,725)	(78,863)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $1,325):
Unaffiliated issuers	605,976
Affiliated issuers	(39)
Options purchased (futures style)	442
Options written	99
Futures contracts	30,259
Forward currency contracts	25,624
Swap contracts	15,807
Currency translations	4,974	683,142
Net realized gain (loss) and unrealized appreciation (depreciation)		604,279
Net increase (decrease) in net assets resulting from operations		$814,570
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Capital World Bond Fund	49

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2025*	2024

Operations:
Net investment income	$210,291	$422,783
Net realized gain (loss)	(78,863)	(227,454)
Net unrealized appreciation (depreciation)	683,142	(480,776)
Net increase (decrease) in net assets resulting from operations	814,570	(285,447)
Distributions paid to shareholders	(197,217)	(321,719)
Net capital share transactions	(683,080)	1,219,959
Total increase (decrease) in net assets	(65,727)	612,793
Net assets:
Beginning of period	10,209,267	9,596,474
End of period	$10,143,540	$10,209,267
*
Unaudited.
Refer to the notes to financial statements.

50	Capital World Bond Fund

Notes to financial statementsunaudited
1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Capital World Bond Fund	51

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

52	Capital World Bond Fund

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital World Bond Fund	53

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,001,228	$—	$2,001,228
Japanese yen	—	826,638	—	826,638
British pounds	—	358,292	—	358,292
Brazilian reais	—	274,919	—	274,919
Chinese yuan renminbi	—	194,373	—	194,373
Australian dollars	—	185,992	—	185,992
Malaysian ringgits	—	160,037	—	160,037
Canadian dollars	—	139,364	—	139,364
Indian rupees	—	129,819	—	129,819
South Korean won	—	129,161	—	129,161
Mexican pesos	—	110,213	—	110,213
Danish kroner	—	58,849	—	58,849
Norwegian kroner	—	55,916	—	55,916
Indonesian rupiah	—	55,004	—	55,004
Polish zloty	—	22,646	—	22,646
South African rand	—	21,396	—	21,396
Czech korunas	—	13,762	—	13,762
Thai baht	—	10,526	—	10,526
Colombian pesos	—	9,525	—	9,525
Turkish lira	—	6,460	—	6,460
Hungarian forints	—	4,189	—	4,189
Peruvian nuevos soles	—	3,288	—	3,288
Egyptian pounds	—	2,982	—	2,982
Romanian leu	—	1,512	—	1,512
New Zealand dollars	—	1,243	—	1,243
Kazakhstani tenge	—	927	—	927
Chilean pesos	—	573	—	573
Swedish kronor	—	248	—	248
Ukrainian hryvnia	—	104	—	104
U.S. dollars	—	4,866,048	4,329	4,870,377
Convertible bonds & notes	—	2,830	—	2,830
Preferred securities	—	—	398	398
Common stocks	1,359	52	233	1,644
Investment funds	218	—	—	218
Short-term securities	426,274	26,095	—	452,369
Options purchased on futures (equity style)	284	—	—	284
Options purchased on foreign currencies (equity style)	—	243	—	243
Total	$428,135	$9,674,454	$4,960	$10,107,549

54	Capital World Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$442	$—	$—	$442
Unrealized appreciation on futures contracts	24,199	—	—	24,199
Unrealized appreciation on open forward currency contracts	—	49,359	—	49,359
Unrealized appreciation on centrally cleared interest rate swaps	—	6,778	—	6,778
Unrealized appreciation on bilateral interest rate swaps	—	3,566	—	3,566
Unrealized appreciation on centrally cleared credit default swaps	—	175	—	175
Liabilities:
Value of options written (equity style)	—	(80)	—	(80)
Unrealized depreciation on options written (futures style)	(271)	—	—	(271)
Unrealized depreciation on futures contracts	(7,032)	—	—	(7,032)
Unrealized depreciation on open forward currency contracts	—	(38,206)	—	(38,206)
Unrealized depreciation on centrally cleared interest rate swaps	—	(7,933)	—	(7,933)
Unrealized depreciation on bilateral interest rate swaps	—	(20,590)	—	(20,590)
Unrealized depreciation on centrally cleared credit default swaps	—	(4,856)	—	(4,856)
Total	$17,338	$(11,787)	$—	$5,551
*
Options purchased (futures style), options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Capital World Bond Fund	55

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

56	Capital World Bond Fund

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Capital World Bond Fund	57

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2025, the fund’s maximum exposure of unfunded bond commitments was $717,000, which would represent less than 0.01% of the net assets of the fund should such commitments become due. Unrealized appreciation of less than $1,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statements of changes in net assets.

58	Capital World Bond Fund

Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $1,034,395,000.
Options on foreign currencies —The fund has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on foreign currencies while held was $144,534,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,485,966,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,582,045,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Capital World Bond Fund	59

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,840,226,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $654,170,000.

60	Capital World Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$284	Investment securities	$—
Options purchased (equity style)	Currency	Investment securities	243	Investment securities	—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	80
Options purchased (futures style)	Interest	Unrealized appreciation*	442	Unrealized depreciation*	—
Options written (futures style)	Interest	Unrealized appreciation*	—	Unrealized depreciation*	271
Futures	Interest	Unrealized appreciation*	24,199	Unrealized depreciation*	7,032
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	49,359	Unrealized depreciation on open forward currency contracts	38,206
Swap (centrally cleared)	Interest	Unrealized appreciation*	6,778	Unrealized depreciation*	7,933
Swap (bilateral)	Interest	Bilateral swaps, at value	3,566	Bilateral swaps, at value	20,590
Swap (centrally cleared)	Credit	Unrealized appreciation*	175	Unrealized depreciation*	4,856
			$85,046		$78,968

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(3)	Net unrealized appreciation (depreciation) on investments	$(329)
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	1,303	Net unrealized appreciation (depreciation) on investments	211
Options written (equity style)	Interest	Net realized gain (loss) on options written	38	Net unrealized appreciation (depreciation) on options written	—
Options written (equity style)	Currency	Net realized gain (loss) on options written	395	Net unrealized appreciation (depreciation) on options written	370
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(2,779)	Net unrealized appreciation (depreciation) on options purchased (futures style)	442
Options written (futures style)	Interest	Net realized gain (loss) on options written	1,711	Net unrealized appreciation (depreciation) on options written	(271)
Futures	Interest	Net realized gain (loss) on futures contracts	(7,866)	Net unrealized appreciation (depreciation) on futures contracts	30,259
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	33,424	Net unrealized appreciation (depreciation) on forward currency contracts	25,624
Swap	Interest	Net realized gain (loss) on swap contracts	(786)	Net unrealized appreciation (depreciation) on swap contracts	19,520
Swap	Credit	Net realized gain (loss) on swap contracts	2,918	Net unrealized appreciation (depreciation) on swap contracts	(3,713)
			$28,355		$72,113
*
Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Capital World Bond Fund	61

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, options on foreign currencies and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts, options on foreign currencies and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$9,373	$ (5,662)	$ (1,750)	$ —	$1,961
Bank of New York Mellon	442	—	—	—	442
Barclays Bank PLC	3,094	(2,203)	—	—	891
BNP Paribas	1,111	(1,111)	—	—	—
Citibank	16,868	(5,615)	—	(8,300)	2,953
Goldman Sachs	1,422	(1,422)	—	—	—
HSBC Bank	6,516	(2,590)	—	(2,870)	1,056
JPMorgan Chase	6,511	(1,782)	(3,002)	—	1,727
Morgan Stanley	1,555	(1,555)	—	—	—
Standard Chartered Bank	5,191	(5,191)	—	—	—
UBS AG	938	(938)	—	—	—
Total	$53,021	$ (28,069)	$ (4,752)	$ (11,170)	$9,030
Liabilities:
Bank of America	$5,662	$ (5,662)	$ —	$ —	$ —
Barclays Bank PLC	2,203	(2,203)	—	—	—
BNP Paribas	5,852	(1,111)	(4,039)	—	702
Citibank	5,615	(5,615)	—	—	—
Goldman Sachs	14,333	(1,422)	(12,911)	—	—
HSBC Bank	2,590	(2,590)	—	—	—
JPMorgan Chase	1,782	(1,782)	—	—	—
Morgan Stanley	6,772	(1,555)	(3,969)	—	1,248
Standard Chartered Bank	5,491	(5,191)	(300)	—	—
UBS AG	8,534	(938)	(4,404)	—	3,192
Total	$58,834	$ (28,069)	$ (25,623)	$ —	$5,142
*
Collateral is shown on a settlement basis.

62	Capital World Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$44,281
Capital loss carryforward[1]	(2,332,776)
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$405,327
Gross unrealized depreciation on investments	(468,993)
Net unrealized appreciation (depreciation) on investments	(63,666)
Cost of investments	10,181,155

Capital World Bond Fund	63

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended June 30,	Year ended December 31,
Share class	2025[2]	2024
Class A	$56,607	$97,545
Class C	394	735
Class T	— [3]	— [3]
Class F-1	1,214	2,113
Class F-2	12,556	22,509
Class F-3	26,323	50,684
Class 529-A	3,174	5,324
Class 529-C	49	89
Class 529-E	111	194
Class 529-T	— [3]	— [3]
Class 529-F-1	— [3]	— [3]
Class 529-F-2	637	1,052
Class 529-F-3	— [3]	— [3]
Class R-1	84	132
Class R-2	948	1,511
Class R-2E	89	140
Class R-3	1,374	2,309
Class R-4	1,032	1,778
Class R-5E	544	898
Class R-5	479	839
Class R-6	91,602	133,867
Total	$197,217	$321,719
2
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2025.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.431% on the first $15 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2025, the investment advisory services fees were $21,654,000, which were equivalent to an annualized rate of 0.431% of average daily net assets.

64	Capital World Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2025, the 529 plan services fees were $58,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

Capital World Bond Fund	65

For the six months ended June 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$3,963	$3,971	$471	Not applicable
Class C	134	35	4	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	83	109	10	Not applicable
Class F-2	Not applicable	377	94	Not applicable
Class F-3	Not applicable	7	191	Not applicable
Class 529-A	197	210	26	$47
Class 529-C	17	4	1	1
Class 529-E	15	4	1	2
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	17	5	8
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	28	3	1	Not applicable
Class R-2	229	107	9	Not applicable
Class R-2E	15	6	1	Not applicable
Class R-3	197	60	12	Not applicable
Class R-4	69	28	8	Not applicable
Class R-5E	Not applicable	21	4	Not applicable
Class R-5	Not applicable	7	4	Not applicable
Class R-6	Not applicable	22	665	Not applicable

Total class-specific expenses	$4,947	$4,988	$1,507	$58
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $28,000 in the fund’s statement of operations reflects $20,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2025.

66	Capital World Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class A	$117,772	7,318	$56,059	3,471	$(291,432)	(18,185)	$(117,601)	(7,396)
Class C	1,754	111	393	25	(6,734)	(429)	(4,587)	(293)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,198	140	1,190	74	(6,212)	(389)	(2,824)	(175)
Class F-2	108,849	6,757	12,397	769	(132,850)	(8,313)	(11,604)	(787)
Class F-3	233,238	14,605	26,176	1,628	(837,912)	(52,383)	(578,498)	(36,150)
Class 529-A	12,079	746	3,174	196	(15,230)	(951)	23	(9)
Class 529-C	561	35	49	3	(842)	(53)	(232)	(15)
Class 529-E	370	23	110	7	(634)	(40)	(154)	(10)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,699	168	637	39	(3,262)	(204)	74	3
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	642	40	83	5	(836)	(52)	(111)	(7)
Class R-2	5,019	317	948	59	(7,051)	(447)	(1,084)	(71)
Class R-2E	678	42	89	6	(282)	(18)	485	30
Class R-3	9,772	611	1,373	85	(10,236)	(639)	909	57
Class R-4	6,849	427	1,032	64	(10,435)	(649)	(2,554)	(158)
Class R-5E	2,478	155	544	34	(3,587)	(225)	(565)	(36)
Class R-5	3,504	218	479	30	(4,737)	(296)	(754)	(48)
Class R-6	239,809	15,088	91,602	5,674	(295,414)	(18,369)	35,997	2,393
Total net increase (decrease)	$748,271	46,801	$196,335	12,169	$(1,627,686)	(101,642)	$(683,080)	(42,672)
Refer to the end of the table(s) for footnote(s).

Capital World Bond Fund	67

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$248,938	15,400	$96,588	5,995	$(620,279)	(38,401)	$(274,753)	(17,006)
Class C	4,109	259	732	47	(13,584)	(856)	(8,743)	(550)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,545	220	2,068	129	(15,925)	(990)	(10,312)	(641)
Class F-2	140,945	8,734	22,215	1,382	(231,746)	(14,370)	(68,586)	(4,254)
Class F-3	411,153	25,457	50,457	3,137	(265,067)	(16,408)	196,543	12,186
Class 529-A	19,347	1,194	5,317	329	(39,824)	(2,453)	(15,160)	(930)
Class 529-C	1,207	75	89	6	(2,404)	(150)	(1,108)	(69)
Class 529-E	809	51	194	12	(2,040)	(127)	(1,037)	(64)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	6,846	426	1,051	65	(6,796)	(421)	1,101	70
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,077	68	132	8	(927)	(58)	282	18
Class R-2	11,406	714	1,510	95	(16,783)	(1,049)	(3,867)	(240)
Class R-2E	1,018	63	140	9	(1,678)	(105)	(520)	(33)
Class R-3	17,668	1,096	2,307	143	(29,108)	(1,809)	(9,133)	(570)
Class R-4	14,572	903	1,778	110	(20,318)	(1,262)	(3,968)	(249)
Class R-5E	6,315	390	898	56	(4,948)	(306)	2,265	140
Class R-5	5,198	321	838	52	(7,899)	(486)	(1,863)	(113)
Class R-6	1,569,370	97,962	133,868	8,318	(284,420)	(17,582)	1,418,818	88,698
Total net increase (decrease)	$2,463,523	153,333	$320,182	19,893	$(1,563,746)	(96,833)	$1,219,959	76,393
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,649,741,000 and $5,860,521,000, respectively, during the six months ended June 30, 2025.
11. Ownership Concentration

At June 30, 2025, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder was American Funds Target Date 2035, with aggregate ownership of the fund’s outstanding shares of 10%. CRMC is the investment adviser to the fund.

68	Capital World Bond Fund

Financial Highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
06/30/2025[5,6]	$15.63	$.31	$.96	$1.27	$(.29 )	$—	$—	$(.29 )	$16.61	8.19%[7]	$3,237	.98%[8]	.98%[8]	3.88%[8]
12/31/2024	16.63	.64	(1.17)	(.53 )	(.47 )	—	—	(.47 )	15.63	(3.24)	3,161.99		.99	3.93
12/31/2023	16.12	.48	.44	.92	(.02 )	—	(.39 )	(.41 )	16.63	5.81	3,647.99		.99	2.98
12/31/2022	19.92	.31	(3.79)	(3.48)	(.15 )	—	(.17 )	(.32 )	16.12	(17.51)	3,862.95		.95	1.83
12/31/2021	21.55	.31	(1.42)	(1.11)	(.40 )	(.12 )	—	(.52 )	19.92	(5.17)	5,586.92		.92	1.50
12/31/2020	20.26	.34	1.64	1.98	(.40 )	(.29 )	—	(.69 )	21.55	9.90	5,999.93		.93	1.62
Class C:
06/30/2025[5,6]	15.34	.25	.94	1.19	(.23 )	—	—	(.23 )	16.30	7.82 [7]	27	1.71 [8]	1.71 [8]	3.16 [8]
12/31/2024	16.33	.51	(1.15)	(.64 )	(.35 )	—	—	(.35 )	15.34	(3.94)	30	1.70	1.70	3.21
12/31/2023	15.83	.35	.44	.79	(.01 )	—	(.28 )	(.29 )	16.33	5.06	40	1.71	1.71	2.24
12/31/2022	19.57	.18	(3.73)	(3.55)	(.09 )	—	(.10 )	(.19 )	15.83	(18.16)	52	1.69	1.69	1.08
12/31/2021	21.17	.16	(1.39)	(1.23)	(.25 )	(.12 )	—	(.37 )	19.57	(5.82)	87	1.65	1.65	.77
12/31/2020	19.91	.18	1.61	1.79	(.24 )	(.29 )	—	(.53 )	21.17	9.09	118	1.67	1.67	.90
Class T:
06/30/2025[5,6]	15.58	.32	.96	1.28	(.31 )	—	—	(.31 )	16.55	8.29 [7,9]	— [10]	.74 [8,9]	.74 [8,9]	4.09 [8,9]
12/31/2024	16.59	.67	(1.17)	(.50 )	(.51 )	—	—	(.51 )	15.58	(3.05)[9]	— [10]	.72 [9]	.72 [9]	4.14 [9]
12/31/2023	16.09	.53	.44	.97	(.02 )	—	(.45 )	(.47 )	16.59	6.12 [9]	— [10]	.65 [9]	.65 [9]	3.26 [9]
12/31/2022	19.90	.35	(3.80)	(3.45)	(.17 )	—	(.19 )	(.36 )	16.09	(17.35)[9]	— [10]	.68 [9]	.68 [9]	2.06 [9]
12/31/2021	21.54	.35	(1.42)	(1.07)	(.45 )	(.12 )	—	(.57 )	19.90	(4.98)[9]	— [10]	.68 [9]	.68 [9]	1.71 [9]
12/31/2020	20.26	.38	1.64	2.02	(.45 )	(.29 )	—	(.74 )	21.54	10.13 [9]	— [10]	.68 [9]	.68 [9]	1.83 [9]
Class F-1:
06/30/2025[5,6]	15.59	.30	.97	1.27	(.29 )	—	—	(.29 )	16.57	8.18 [7]	69	1.04 [8]	1.04 [8]	3.82 [8]
12/31/2024	16.59	.62	(1.16)	(.54 )	(.46 )	—	—	(.46 )	15.59	(3.30)	68	1.04	1.04	3.87
12/31/2023	16.08	.48	.44	.92	(.02 )	—	(.39 )	(.41 )	16.59	5.81	83	1.03	1.00	2.97
12/31/2022	19.87	.31	(3.78)	(3.47)	(.15 )	—	(.17 )	(.32 )	16.08	(17.53)	96.97		.97	1.80
12/31/2021	21.50	.30	(1.42)	(1.12)	(.39 )	(.12 )	—	(.51 )	19.87	(5.20)	141.94		.94	1.48
12/31/2020	20.21	.33	1.65	1.98	(.40 )	(.29 )	—	(.69 )	21.50	9.93	187.93		.93	1.62
Class F-2:
06/30/2025[5,6]	15.59	.34	.96	1.30	(.32 )	—	—	(.32 )	16.57	8.41 [7]	662	.60 [8]	.60 [8]	4.26 [8]
12/31/2024	16.60	.70	(1.18)	(.48 )	(.53 )	—	—	(.53 )	15.59	(2.92)	635.60		.60	4.31
12/31/2023	16.09	.54	.45	.99	(.02 )	—	(.46 )	(.48 )	16.60	6.24	747.60		.60	3.37
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18 )	—	(.20 )	(.38 )	16.09	(17.20)	823.60		.60	2.17
12/31/2021	21.51	.38	(1.42)	(1.04)	(.47 )	(.12 )	—	(.59 )	19.88	(4.85)	1,274.59		.59	1.84
12/31/2020	20.23	.40	1.64	2.04	(.47 )	(.29 )	—	(.76 )	21.51	10.25	1,182.60		.60	1.95
Class F-3:
06/30/2025[5,6]	15.61	.35	.96	1.31	(.33 )	—	—	(.33 )	16.59	8.47 [7]	1,015	.48 [8]	.48 [8]	4.40 [8]
12/31/2024	16.61	.72	(1.17)	(.45 )	(.55 )	—	—	(.55 )	15.61	(2.75)	1,519.48		.48	4.44
12/31/2023	16.10	.56	.44	1.00	(.02 )	—	(.47 )	(.49 )	16.61	6.36	1,415.48		.48	3.50
12/31/2022	19.90	.40	(3.80)	(3.40)	(.19 )	—	(.21 )	(.40 )	16.10	(17.13)	1,363.48		.48	2.31
12/31/2021	21.53	.40	(1.42)	(1.02)	(.49 )	(.12 )	—	(.61 )	19.90	(4.74)	1,307.48		.48	1.95
12/31/2020	20.24	.42	1.65	2.07	(.49 )	(.29 )	—	(.78 )	21.53	10.39	1,166.50		.50	2.07
Class 529-A:
06/30/2025[5,6]	15.68	.31	.97	1.28	(.29 )	—	—	(.29 )	16.67	8.22 [7]	186	1.00 [8]	1.00 [8]	3.86 [8]
12/31/2024	16.69	.63	(1.17)	(.54 )	(.47 )	—	—	(.47 )	15.68	(3.31)	175	1.01	1.01	3.91
12/31/2023	16.17	.48	.45	.93	(.02 )	—	(.39 )	(.41 )	16.69	5.83	202	1.01	1.01	2.96
12/31/2022	19.98	.31	(3.80)	(3.49)	(.15 )	—	(.17 )	(.32 )	16.17	(17.53)	216.98		.98	1.80
12/31/2021	21.61	.31	(1.42)	(1.11)	(.40 )	(.12 )	—	(.52 )	19.98	(5.18)	297.94		.94	1.48
12/31/2020	20.32	.33	1.64	1.97	(.39 )	(.29 )	—	(.68 )	21.61	9.84	335.96		.96	1.59
Refer to the end of the table(s) for footnote(s).

Capital World Bond Fund	69

Financial Highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
06/30/2025[5,6]	$15.50	$.25	$.95	$1.20	$(.23 )	$—	$—	$(.23 )	$16.47	7.79%[7]	$4	1.74%[8]	1.74%[8]	3.12%[8]
12/31/2024	16.50	.51	(1.17)	(.66 )	(.34 )	—	—	(.34 )	15.50	(4.02)	4	1.75	1.75	3.16
12/31/2023	15.98	.35	.45	.80	(.01 )	—	(.27 )	(.28 )	16.50	5.04	5	1.78	1.78	2.17
12/31/2022	19.75	.17	(3.76)	(3.59)	(.08 )	—	(.10 )	(.18 )	15.98	(18.21)	7	1.74	1.74	1.02
12/31/2021	21.36	.15	(1.40)	(1.25)	(.24 )	(.12 )	—	(.36 )	19.75	(5.88)	12	1.69	1.69	.73
12/31/2020	20.07	.17	1.63	1.80	(.22 )	(.29 )	—	(.51 )	21.36	9.04	18	1.71	1.71	.86
Class 529-E:
06/30/2025[5,6]	15.56	.29	.97	1.26	(.28 )	—	—	(.28 )	16.54	8.15 [7]	7	1.14 [8]	1.14 [8]	3.72 [8]
12/31/2024	16.56	.61	(1.17)	(.56 )	(.44 )	—	—	(.44 )	15.56	(3.41)	6	1.14	1.14	3.78
12/31/2023	16.05	.45	.44	.89	(.01 )	—	(.37 )	(.38 )	16.56	5.67	8	1.15	1.15	2.82
12/31/2022	19.84	.28	(3.78)	(3.50)	(.14 )	—	(.15 )	(.29 )	16.05	(17.68)	9	1.12	1.12	1.65
12/31/2021	21.47	.27	(1.42)	(1.15)	(.36 )	(.12 )	—	(.48 )	19.84	(5.36)	12	1.10	1.10	1.32
12/31/2020	20.18	.30	1.65	1.95	(.37 )	(.29 )	—	(.66 )	21.47	9.76	14	1.10	1.10	1.45
Class 529-T:
06/30/2025[5,6]	15.59	.32	.97	1.29	(.31 )	—	—	(.31 )	16.57	8.33 [7,9]	— [10]	.77 [8,9]	.77 [8,9]	4.06 [8,9]
12/31/2024	16.60	.66	(1.17)	(.51 )	(.50 )	—	—	(.50 )	15.59	(3.10)[9]	— [10]	.78 [9]	.78 [9]	4.06 [9]
12/31/2023	16.10	.51	.44	.95	(.02 )	—	(.43 )	(.45 )	16.60	5.98 [9]	— [10]	.78 [9]	.78 [9]	3.15 [9]
12/31/2022	19.90	.35	(3.79)	(3.44)	(.17 )	—	(.19 )	(.36 )	16.10	(17.34)[9]	— [10]	.74 [9]	.74 [9]	2.02 [9]
12/31/2021	21.54	.34	(1.42)	(1.08)	(.44 )	(.12 )	—	(.56 )	19.90	(5.02)[9]	— [10]	.72 [9]	.72 [9]	1.67 [9]
12/31/2020	20.26	.37	1.64	2.01	(.44 )	(.29 )	—	(.73 )	21.54	10.07 [9]	— [10]	.73 [9]	.73 [9]	1.80 [9]
Class 529-F-1:
06/30/2025[5,6]	15.52	.32	.95	1.27	(.30 )	—	—	(.30 )	16.49	8.26 [7,9]	— [10]	.84 [8,9]	.84 [8,9]	4.00 [8,9]
12/31/2024	16.53	.65	(1.16)	(.51 )	(.50 )	—	—	(.50 )	15.52	(3.16)[9]	— [10]	.84 [9]	.83 [9]	4.03 [9]
12/31/2023	16.03	.50	.45	.95	(.02 )	—	(.43 )	(.45 )	16.53	5.99 [9]	— [10]	.83 [9]	.80 [9]	3.12 [9]
12/31/2022	19.82	.34	(3.77)	(3.43)	(.17 )	—	(.19 )	(.36 )	16.03	(17.39)[9]	— [10]	.77 [9]	.77 [9]	1.97 [9]
12/31/2021	21.46	.34	(1.42)	(1.08)	(.44 )	(.12 )	—	(.56 )	19.82	(5.06)[9]	— [10]	.75 [9]	.75 [9]	1.64 [9]
12/31/2020	20.19	.38	1.63	2.01	(.45 )	(.29 )	—	(.74 )	21.46	10.08 [9]	— [10]	.73 [9]	.73 [9]	1.86 [9]
Class 529-F-2:
06/30/2025[5,6]	15.62	.34	.96	1.30	(.32 )	—	—	(.32 )	16.60	8.38 [7]	34	.64 [8]	.64 [8]	4.22 [8]
12/31/2024	16.62	.69	(1.16)	(.47 )	(.53 )	—	—	(.53 )	15.62	(2.91)	32.64		.64	4.28
12/31/2023	16.11	.54	.45	.99	(.02 )	—	(.46 )	(.48 )	16.62	6.23	32.61		.61	3.37
12/31/2022	19.91	.37	(3.79)	(3.42)	(.18 )	—	(.20 )	(.38 )	16.11	(17.28)	33.62		.62	2.16
12/31/2021	21.55	.37	(1.43)	(1.06)	(.46 )	(.12 )	—	(.58 )	19.91	(4.89)	43.64		.64	1.78
12/31/2020[5,11]	21.00	.06	.87	.93	(.11 )	(.27 )	—	(.38 )	21.55	4.47 [7]	43	.11 [7]	.11 [7]	.28 [7]
Class 529-F-3:
06/30/2025[5,6]	15.58	.34	.97	1.31	(.33 )	—	—	(.33 )	16.56	8.46 [7]	— [10]	.52 [8]	.52 [8]	4.33 [8]
12/31/2024	16.60	.70	(1.17)	(.47 )	(.55 )	—	—	(.55 )	15.58	(2.91)	— [10]	.53	.53	4.33
12/31/2023	16.10	.55	.44	.99	(.02 )	—	(.47 )	(.49 )	16.60	6.25	— [10]	.53	.53	3.39
12/31/2022	19.90	.38	(3.78)	(3.40)	(.19 )	—	(.21 )	(.40 )	16.10	(17.17)	— [10]	.53	.53	2.22
12/31/2021	21.54	.38	(1.42)	(1.04)	(.48 )	(.12 )	—	(.60 )	19.90	(4.85)	— [10]	.57	.55	1.84
12/31/2020[5,11]	21.00	.06	.87	.93	(.12 )	(.27 )	—	(.39 )	21.54	4.46 [7]	— [10]	.13 [7]	.09 [7]	.30 [7]
Class R-1:
06/30/2025[5,6]	15.44	.26	.95	1.21	(.24 )	—	—	(.24 )	16.41	7.90 [7]	6	1.58 [8]	1.58 [8]	3.29 [8]
12/31/2024	16.44	.54	(1.16)	(.62 )	(.38 )	—	—	(.38 )	15.44	(3.83)	6	1.57	1.57	3.35
12/31/2023	15.94	.38	.44	.82	(.01 )	—	(.31 )	(.32 )	16.44	5.21	6	1.57	1.57	2.41
12/31/2022	19.70	.20	(3.74)	(3.54)	(.10 )	—	(.12 )	(.22 )	15.94	(18.02)	6	1.58	1.58	1.21
12/31/2021	21.32	.17	(1.41)	(1.24)	(.26 )	(.12 )	—	(.38 )	19.70	(5.81)	6	1.58	1.58	.84
12/31/2020	20.05	.19	1.63	1.82	(.26 )	(.29 )	—	(.55 )	21.32	9.14	8	1.65	1.65	.91
Refer to the end of the table(s) for footnote(s).

70	Capital World Bond Fund

Financial Highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
06/30/2025[5,6]	$15.42	$.26	$.95	$1.21	$(.24 )	$—	$—	$(.24 )	$16.39	7.93%[7]	$64	1.58%[8]	1.58%[8]	3.28%[8]
12/31/2024	16.42	.53	(1.15)	(.62 )	(.38 )	—	—	(.38 )	15.42	(3.85)	61	1.58	1.58	3.33
12/31/2023	15.92	.38	.44	.82	(.01 )	—	(.31 )	(.32 )	16.42	5.22	69	1.58	1.58	2.40
12/31/2022	19.68	.20	(3.75)	(3.55)	(.10 )	—	(.11 )	(.21 )	15.92	(18.06)	70	1.60	1.60	1.18
12/31/2021	21.30	.17	(1.40)	(1.23)	(.27 )	(.12 )	—	(.39 )	19.68	(5.81)	94	1.58	1.58	.84
12/31/2020	20.03	.20	1.63	1.83	(.27 )	(.29 )	—	(.56 )	21.30	9.20	107	1.59	1.59	.96
Class R-2E:
06/30/2025[5,6]	15.58	.28	.97	1.25	(.27 )	—	—	(.27 )	16.56	8.06 [7]	6	1.29 [8]	1.29 [8]	3.58 [8]
12/31/2024	16.58	.58	(1.16)	(.58 )	(.42 )	—	—	(.42 )	15.58	(3.55)	5	1.29	1.29	3.62
12/31/2023	16.07	.43	.44	.87	(.01 )	—	(.35 )	(.36 )	16.58	5.52	6	1.29	1.29	2.71
12/31/2022	19.86	.25	(3.78)	(3.53)	(.12 )	—	(.14 )	(.26 )	16.07	(17.81)	5	1.30	1.30	1.48
12/31/2021	21.49	.23	(1.41)	(1.18)	(.33 )	(.12 )	—	(.45 )	19.86	(5.52)	7	1.29	1.29	1.13
12/31/2020	20.21	.26	1.63	1.89	(.32 )	(.29 )	—	(.61 )	21.49	9.47	8	1.32	1.32	1.24
Class R-3:
06/30/2025[5,6]	15.60	.30	.96	1.26	(.28 )	—	—	(.28 )	16.58	8.13 [7]	83	1.13 [8]	1.13 [8]	3.73 [8]
12/31/2024	16.60	.61	(1.16)	(.55 )	(.45 )	—	—	(.45 )	15.60	(3.39)	77	1.13	1.13	3.78
12/31/2023	16.09	.46	.43	.89	(.01 )	—	(.37 )	(.38 )	16.60	5.67	92	1.13	1.13	2.84
12/31/2022	19.88	.28	(3.79)	(3.51)	(.13 )	—	(.15 )	(.28 )	16.09	(17.66)	93	1.14	1.14	1.64
12/31/2021	21.51	.27	(1.42)	(1.15)	(.36 )	(.12 )	—	(.48 )	19.88	(5.38)	128	1.13	1.13	1.29
12/31/2020	20.23	.29	1.64	1.93	(.36 )	(.29 )	—	(.65 )	21.51	9.64	146	1.15	1.15	1.41
Class R-4:
06/30/2025[5,6]	15.61	.32	.96	1.28	(.30 )	—	—	(.30 )	16.59	8.28 [7]	56	.83 [8]	.83 [8]	4.03 [8]
12/31/2024	16.62	.66	(1.17)	(.51 )	(.50 )	—	—	(.50 )	15.61	(3.15)	55.83		.83	4.08
12/31/2023	16.10	.50	.46	.96	(.02 )	—	(.42 )	(.44 )	16.62	6.05	62.83		.83	3.13
12/31/2022	19.90	.33	(3.79)	(3.46)	(.16 )	—	(.18 )	(.34 )	16.10	(17.43)	68.84		.84	1.94
12/31/2021	21.53	.33	(1.42)	(1.09)	(.42 )	(.12 )	—	(.54 )	19.90	(5.08)	92.83		.83	1.59
12/31/2020	20.25	.35	1.64	1.99	(.42 )	(.29 )	—	(.71 )	21.53	9.97	96.84		.84	1.71
Class R-5E:
06/30/2025[5,6]	15.59	.34	.96	1.30	(.32 )	—	—	(.32 )	16.57	8.39 [7]	28	.63 [8]	.63 [8]	4.23 [8]
12/31/2024	16.60	.69	(1.17)	(.48 )	(.53 )	—	—	(.53 )	15.59	(2.96)	27.64		.64	4.29
12/31/2023	16.09	.54	.44	.98	(.02 )	—	(.45 )	(.47 )	16.60	6.21	27.64		.64	3.36
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18 )	—	(.20 )	(.38 )	16.09	(17.23)	23.64		.64	2.15
12/31/2021	21.51	.37	(1.42)	(1.05)	(.46 )	(.12 )	—	(.58 )	19.88	(4.90)	25.63		.63	1.79
12/31/2020	20.23	.39	1.64	2.03	(.46 )	(.29 )	—	(.75 )	21.51	10.21	25.63		.63	1.89
Class R-5:
06/30/2025[5,6]	15.63	.34	.98	1.32	(.33 )	—	—	(.33 )	16.62	8.49 [7]	24	.54 [8]	.54 [8]	4.32 [8]
12/31/2024	16.64	.71	(1.18)	(.47 )	(.54 )	—	—	(.54 )	15.63	(2.86)	24.54		.54	4.37
12/31/2023	16.12	.55	.45	1.00	(.02 )	—	(.46 )	(.48 )	16.64	6.35	27.54		.54	3.41
12/31/2022	19.93	.38	(3.80)	(3.42)	(.18 )	—	(.21 )	(.39 )	16.12	(17.21)	31.54		.54	2.23
12/31/2021	21.56	.39	(1.42)	(1.03)	(.48 )	(.12 )	—	(.60 )	19.93	(4.79)	55.53		.53	1.89
12/31/2020	20.27	.42	1.64	2.06	(.48 )	(.29 )	—	(.77 )	21.56	10.33	56.54		.54	2.01
Class R-6:
06/30/2025[5,6]	15.62	.35	.96	1.31	(.33 )	—	—	(.33 )	16.60	8.46 [7]	4,636	.48 [8]	.48 [8]	4.38 [8]
12/31/2024	16.63	.72	(1.18)	(.46 )	(.55 )	—	—	(.55 )	15.62	(2.80)	4,324.49		.49	4.46
12/31/2023	16.11	.56	.45	1.01	(.02 )	—	(.47 )	(.49 )	16.63	6.42	3,128.48		.48	3.51
12/31/2022	19.92	.39	(3.80)	(3.41)	(.19 )	—	(.21 )	(.40 )	16.11	(17.17)	2,768.48		.48	2.26
12/31/2021	21.55	.40	(1.42)	(1.02)	(.49 )	(.12 )	—	(.61 )	19.92	(4.74)	6,757.48		.48	1.95
12/31/2020	20.26	.43	1.64	2.07	(.49 )	(.29 )	—	(.78 )	21.55	10.40	5,316.48		.48	2.07
Refer to the end of the table(s) for footnote(s).

Capital World Bond Fund	71

Financial Highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended June 30, 2025[5,6,7]	Year ended December 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	42%	60%	66%	73%	65%	100%
Including mortgage dollar roll transactions	65%	251%	242%	150%	89%	143%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

72	Capital World Bond Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Capital World Bond Fund	73

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with, and in many cases compared favorably to, those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

74	Capital World Bond Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital World Bond Fund	75

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 05, 2025